   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 29, 2000
                                                             FILE NO. 333-70013
                                                             FILE NO. 811-09183
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE
                SECURITIES ACT OF 1933          /X/
            POST-EFFECTIVE AMENDMENT NO. 1
                         AND
             REGISTRATION STATEMENT UNDER
            INVESTMENT COMPANY ACT OF 1940      /X/
                   AMENDMENT NO. 2

                            ------------------------

                          SEI INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456

                                   COPIES TO:

Richard W. Grant, Esquire             John H. Grady, Jr., Esquire
Morgan, Lewis & Bockius LLP           Morgan, Lewis & Bockius LLP
1701 Market Street                    1701 Market Street
Philadelphia, Pennsylvania 19103      Philadelphia, Pennsylvania 19103

                            ------------------------

      Title of Securities Being Registered...Units of Beneficial Interest

                            ------------------------

    It is proposed that this filing become effective (check appropriate box)

   / /     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   /X/     60 days after filing pursuant to paragraph (a)(1)
   / /     on April 29, 2000, pursuant to paragraph (a)(1)
   / /     75 days after filing pursuant to paragraph (a)(2)

                    If appropriate check the following box:

   / / This post-effective Amendment designates a new effective date for a previously filed post- effective Amendment.

                            ------------------------

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              SEI
              INSURANCE
              PRODUCTS
              TRUST
                                 CLASS B SHARES

                                   PROSPECTUS
                                 APRIL 30, 2000

           ---------------------------------------------------------

                               MONEY MARKET FUND:
                          SEI VP PRIME OBLIGATION FUND
           ---------------------------------------------------------

                               INVESTMENT ADVISER
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                                  SUB-ADVISER
                       WELLINGTON MANAGEMENT COMPANY, LLP

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR
         DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.

                IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

    SEI Insurance
    Products Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------

SEI Insurance Products Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed exclusively as funding vehicles for variable life insurance and variable annuity contracts. This prospectus gives contract owners important information about the Class B Shares of the SEI VP Prime Obligation Fund. Please read this prospectus and keep it for future reference. Variable life insurance and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN APPLICABLE TO THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

     PRINCIPAL INVESTMENT STRATEGIES AND RISKS............................4
     PERFORMANCE INFORMATION AND EXPENSES.................................5
     MORE INFORMATION ABOUT FUND INVESTMENTS..............................6
     THE ADVISER AND SUB-ADVISER..........................................6
     PURCHASING AND SELLING FUND SHARES...................................6
     DIVIDENDS AND DISTRIBUTIONS..........................................7
     TAXES................................................................7
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSURANCE PRODUCTS
     TRUST.......................................................Back Cover

                                                                    PROSPECTUS 3

                                                         RISK/RETURN INFORMATION

The SEI VP Prime Obligation Fund is a mutual fund that is available solely as a funding vehicle for variable annuity and variable life insurance contracts sold by various insurance companies. A mutual fund pools investors' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC), and one or more Sub-Advisers who manage portions of the Fund's assets and invest those assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Adviser(s) comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund's Board. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, or companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The investment objectives and policies of the Fund may be similar to those of other retail mutual funds which can be purchased outside of a variable insurance product, and that are managed by the same investment adviser or sub-adviser. The investment results of the Fund, however, may be higher or lower than the results of such other retail mutual funds. There can be no assurance, and no representation is made, that the investment results of the Fund will be comparable to the investment results of any other retail mutual fund, even if the other retail mutual fund has the same investment adviser or sub-adviser.

4 PROSPECTUS

SEI VP PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                    Preserving principal and maintaining liquidity while
                                   providing current income
-----------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Very low
-----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      The Fund is professionally managed to provide liquidity,
                                   diversification and a competitive yield by investing in high quality, short-term money market instruments

------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper (including asset-backed securities) rated in the highest short-term rating category by at least one nationally recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements;
(iii) short-term obligations (including asset-backed securities) rated in one of the two highest long-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy (considering macroeconomic factors) and bottom-up security selection (considering the merits of an individual security), the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 5

                                                    SEI VP PRIME OBLIGATION FUND

PERFORMANCE INFORMATION

As of December 31, 1999, the SEI VP Prime Obligation Fund had not commenced operations, and did not have a performance history.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES             CLASS B
(EXPENSES DEDUCTED FROM FUND ASSETS)        SHARES
Investment Advisory Fees                      0.08%
Distribution (12b-1) Fees                      None
Other Expenses                                0.90%*
                                           --------
Total Annual Fund Operating Expenses          0.98%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WILL EACH VOLUNTARILY WAIVE A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

SEI VP PRIME OBLIGATION FUND                                  0.69%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISER" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR    3 YEARS
SEI VP Prime Obligation Fund -- Class B Shares      $100       $312

6 PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest at least 65% of its assets in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described throughout this prospectus are those that the Sub-Adviser uses under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that may not be consistent with the Fund's objectives. The Fund will do so only if the Adviser or Sub-Adviser believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, serves as the Adviser to the Fund. As of December 31, 1999, SIMC had approximately $61.8 billion in assets under management. SIMC is entitled to investment advisory fees of 0.08% of the average daily net assets of the Fund.

SUB-ADVISER AND PORTFOLIO MANAGER

Wellington Management Company, LLP: A committee of investment professionals at Wellington Management Company, LLP, manages the assets of the Fund.

PURCHASING AND SELLING FUND SHARES

HOW TO PURCHASE FUND SHARES

Shares are offered on each day that the New York Stock Exchange (NYSE) is open for business (a "Business Day").

The Fund offers its Class B Shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

                                                                    PROSPECTUS 7

                                              PURCHASING AND SELLING FUND SHARES

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

The Fund values securities utilizing the amortized cost method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B Shares.

For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund has been advised that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to your contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

SEI Insurance
      Products Trust

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------

The SAI dated April 30, 2000, includes more detailed information about SEI Insurance Products Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports will typically list the Fund's holdings and contain information from the Fund's managers about strategies and market conditions and trends and their impact on performance. The reports will also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: http://www.seic.com

FROM THE SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Insurance Products Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-9183.

                          SEI INSURANCE PRODUCTS TRUST

Adviser:

  SEI Investments Management Corporation

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Sub-Advisers:

Acadian Asset Management, Inc.
Alliance Capital Management L.P.
Artisan Partners Limited Partnership
BlackRock Financial Management, Inc.
BlackRock International, Ltd.
Capital Guardian Trust Company
Coronation Asset Management (Proprietary)
  Limited
Credit Suisse Asset Management LLC/
  Americas
Credit Suisse Asset Management Limited
Firstar Investment Research & Management
  Company, LLC
LSV Asset Management, L.P.
Mazama Asset Management, LLC
Mellon Bond Associates, LLP
Mellon Equity Associates, LLP
Morgan Stanley Dean Witter Investment
  Management Inc.
Nicholas-Applegate Capital Management
Nomura Corporate Research and Asset
  Management Inc.
Oechsle International Advisors, LLC
Provident Investment Counsel, Inc.
RS Investment Management, L.P.
Salomon Brothers Asset Management Inc
Sanford C. Bernstein & Co., Inc.
Sawgrass Asset Management, LLC
Security Capital Global Capital Management
  Incorporated
SG Pacific Asset Management, Inc.,
SGY Pacific Asset Management (Singapore)
  Limited
SG Yamaichi Asset Management Co., Ltd.
Strategic Fixed Income, LLC
TCW Funds Management Inc.
Wellington Asset Management Company, LLP
Western Asset Management Company
World Asset Management, LLC

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Insurance Products Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus dated April 30, 2000. A Prospectus may be obtained through SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

                               TABLE OF CONTENTS

The Trust...................................................   S-3
Investment Objectives and Policies..........................   S-3
Description of Permitted Investments and Risk Factors.......  S-12
Description of Ratings......................................  S-34
Investment Limitations......................................  S-41
The Administrator and Transfer Agent........................  S-42
The Adviser and The Sub-Advisers............................  S-43
Distribution and Shareholder Servicing......................  S-47
Trustees and Officers of the Trust..........................  S-47
Performance.................................................  S-50
Purchase and Redemption of Shares...........................  S-52
Taxes.......................................................  S-52
Portfolio Transactions......................................  S-54
Description of Shares.......................................  S-55
Limitation of Trustees' Liability...........................  S-55
Voting......................................................  S-56
Custodians..................................................  S-56
Shareholder Liability.......................................  S-56
Experts.....................................................  S-56
Legal Counsel...............................................  S-56

April 30, 2000

                                   THE TRUST

    SEI Insurance Products Trust (the "Trust") is an open-end management investment company that has diversified and non-diversified portfolios. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 14, 1998. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares. Each share of each fund represents an equal proportionate interest in that fund with each other share of that fund. All consideration received by the Trust for shares of any class of any fund and all assets of such fund or class belong to that fund or class, respectively, and would be subject to the liabilities related thereto.

    The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

    Certain shareholders in one or more of the Funds may obtain asset allocation services from the Adviser and other financial intermediaries with respect to their investments in such Funds. If a sufficient amount of a Fund's assets are subject to such asset allocation services, a Fund may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of Fund shares pursuant to such services. Further, to the extent that the Adviser is providing asset allocation services and providing investment advice to the Funds, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its allocation clients and the interest of the Funds.

    This Statement of Additional Information relates to the SEI VP Large Cap Value, SEI VP Large Cap Growth, SEI VP S&P 500 Index, SEI VP Small Cap Value, SEI VP Small Cap Growth, SEI VP International Equity, SEI VP Emerging Markets Equity, SEI VP Core Fixed Income, SEI VP Bond Index, SEI VP High Yield Bond, SEI VP International Fixed Income, SEI VP Emerging Markets Debt and SEI VP Prime Obligation Funds (each a "Fund" and, together, the "Funds").

    The investment adviser and investment sub-advisers to the Funds are referred to collectively as "advisers."

                       INVESTMENT OBJECTIVES AND POLICIES

    SEI VP LARGE CAP VALUE FUND--The investment objective of the SEI VP Large Cap Value Fund is long-term growth of capital and income.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in a diversified portfolio of high quality, income producing common stocks of large companies (I.E., companies with market capitalizations of more than $1 billion) which, in the opinion of the advisers, are undervalued in the marketplace at the time of purchase. In general, the advisers characterize high quality securities as those that have above-average reinvestment rates. The advisers also consider other factors, such as earnings and dividend growth prospects, as well as industry outlook and market share. Any remaining assets may be invested in other equity securities and in investment grade fixed income securities. Investment grade (I.E., rated in one of the four highest ratings categories) fixed income securities are securities that are rated at least BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of real estate investment trusts ("REITs"), and shares of other investment companies, and lend its securities to qualified buyers.

    SEI VP LARGE CAP GROWTH FUND--The investment objective of the SEI VP Large Cap Growth Fund is capital appreciation.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion) which, in the opinion of the advisers, possess significant growth potential. Any remaining assets may be invested in investment grade fixed income securities or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    SEI VP S&P 500 INDEX FUND--The SEI VP S&P 500 Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which is comprised of 500 selected securities (most of which are common stocks listed on the New York Stock Exchange).

    The Fund's ability to duplicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cashflows into and out of the Fund, as well as on the level of the Fund's expenses.

    Adjustments made to accommodate cash flows will track the S&P 500 Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the S&P 500 Index is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500 Index.

    The Fund will normally be invested in all of the stocks and other securities which comprise the S&P 500 Index, except when changes are made to the S&P 500 Index itself. The Fund's policy is to be fully invested in common stocks and other securities included in the Index, and it is expected that cash reserve items would normally be less than 10% of net assets. Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the S&P 500 Index.

    The weightings of securities in the S&P 500 Index are based on each security's relative total market value, I.E., market price per share times the number of shares outstanding. Because of this weighting, approximately 50% of the S&P 500 Index is currently composed of stocks of the 50 largest companies in the S&P 500 Index, and the S&P 500 Index currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange.

    World Asset Management, LLC ("World"), the Fund's Sub-Adviser, makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of World, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the S&P 500 Index and similar reasons. In certain circumstances, World may exercise discretion in determining whether to exercise warrants or rights issued in respect to fund securities or whether to tender fund securities pursuant to a tender or exchange offer.

    The equity securities in which the Fund invests are common stocks, preferred stocks, securities convertible into common stock and American Depositary Receipts ("ADRs"). The Fund may also purchase shares of REITs.

    The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the S&P 500 Index, provided that the value of these contracts does not exceed 20% of the Fund's total assets. The Fund may only purchase those stock index futures contracts--such as futures contracts on the S&P 500 Index--that are likely to closely duplicate the performance of the S&P 500 Index. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

    The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least A-1 by S&P and/or Prime-1 by Moody's, certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes.

    The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, implied or express, to the purchasers of the Fund or any member of the public regarding the advisability of investing in index funds or the Fund or the ability of the Index to track general stock market performance.

    SEI VP SMALL CAP VALUE FUND--The investment objective of the SEI VP Small Cap Value Fund is capital appreciation.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of smaller companies (I.E., companies with market capitalizations of less than $2 billion) which, in the opinion of the advisers, have prices that appear low relative to certain fundamental characteristics such as earnings, book value, or return on equity. Any remaining assets may be invested in investment grade fixed income securities or equity securities of larger, more established companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    SEI VP SMALL CAP GROWTH FUND--The investment objective of the SEI VP Small Cap Growth Fund is long-term capital appreciation.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of smaller growth companies (I.E., companies with market capitalizations less than $2 billion) which, in the opinion of the advisers, are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth. Any remaining assets may be invested in the equity securities of more established companies that the advisers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities.

    For temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks or larger, more established companies and in investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and in additional taxes for shareholders.

    SEI VP INTERNATIONAL EQUITY FUND--The SEI VP International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers.

    Under normal circumstances, at least 65% of the International Equity Fund's assets will be invested in equity securities of non-U.S. issuers located in at least three countries other than the United States.

    Securities of non-U.S. issuers purchased by the Fund will typically be listed on recognized foreign exchanges, but also may be purchased in over-the-counter markets, on U.S. registered exchanges, or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs"). The Fund expects its investments to emphasize both large, intermediate and small capitalization companies.

    The Fund expects to be fully invested in the primary investments described above, but may invest up to 35% of its total assets in U.S. or non-U.S. cash reserves; money market instruments; swaps; options on securities and non-U.S. indices; futures contracts, including stock index futures contracts; and options on futures contracts. The Fund is permitted to acquire floating and variable rate securities, purchase securities on a when-issued or delayed delivery basis, and invest up to 15% of its total assets in illiquid securities. Although permitted to do so, the Fund does not currently intend to invest in securities issued by passive foreign investment companies or to engage in securities lending.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    For temporary defensive purposes when the advisers determine that market conditions warrant, the Fund may invest up to 50% of its assets in U.S. and non-U.S. money market instruments and in other U.S. and non-U.S. long- and short-term debt instruments which are rated BBB or higher by S&P or Baa or higher by Moody's at the time of purchase, or which are determined by the advisers to be of comparable quality; maintain a portion of such assets in cash; and invest such assets in obligations of supranational entities which are rated A or higher by S&P or Moody's at the time of purchase or which are determined by the advisers to be of comparable quality.

    SEI VP EMERGING MARKETS EQUITY FUND--The SEI VP Emerging Markets Equity Fund seeks to provide capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging market issuers.

    Under normal circumstances, at least 65% of the Emerging Markets Equity Fund's assets will be invested in equity securities of emerging market issuers. Under normal conditions, the Fund maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to include companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country.

    The Fund expects to be fully invested in the primary investments described above, but may invest up to 35% of its total assets in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. These debt securities will include debt securities of governmental and private issuers in emerging market countries. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price volatility than investment grade securities. The Fund may invest in certain debt securities issued by the governments of emerging market countries that are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments.

    The Fund may invest up to 15% of its total assets in illiquid securities. The Fund's advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. Investments in special situations may be liquid, as determined by the Fund's advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Fund's investment in them will be subject to its 15% restriction on investment in illiquid securities.

    The Fund may invest up to 10% of its total assets in shares of other investment companies. The Fund may invest in futures contracts and purchase securities on a when-issued or delayed delivery basis. The Fund may also purchase and write options to buy or sell futures contracts.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    For temporary defensive purposes when the advisers determine that market conditions warrant, the Fund may invest up to 20% of its total assets in the equity securities of companies included in the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE Index"). These companies typically have larger average market capitalizations than the emerging market companies in which the Fund generally invests.

    SEI VP CORE FIXED INCOME FUND--The investment objective of the SEI VP Core Fixed Income Fund is current income consistent with the preservation of capital.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities that are rated investment grade or better, I.E., rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. Fixed income securities in which the Fund may invest consist of: (i) corporate bonds and debentures, (ii) obligations issued by the United States Government, its agencies and instrumentalities, (iii) municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations, (iv) receipts involving U.S. Treasury obligations, (v) mortgage-backed securities,
(vi) asset-backed securities, and (vii) zero coupon, pay-in-kind or deferred payment securities.

    Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities, (iv) warrants, (v) money market securities, (vi) Yankee obligations and (vii) construction loans. In addition, the Fund may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified buyers.

    Duration is a measure of the expected life of a fixed income security on a cash flow basis. Most debt obligations provide interest payments and a final payment at maturity. Some also have put or call provisions that allow the security to be redeemed at special dates prior to maturity. Duration incorporates yield, coupon interest payments, final maturity and call features into a single measure. The advisers therefore consider duration a more accurate measure of a security's expected life and sensitivity to interest rate changes than is the security's term to maturity.

    The SEI VP Core Fixed Income Fund invests in a portfolio with a dollar-weighted average duration that will, under normal market conditions, stay within plus or minus 20% of what the advisers believe to be the average duration of the domestic bond market as a whole. The advisers base their analysis of the average duration of the domestic bond market on the bond market indices which they believe to be representative. The advisers currently use the Lehman Aggregate Bond Index for this purpose.

    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may lead to higher transaction costs and may result in higher taxes for shareholders.

    SEI VP BOND INDEX FUND--The SEI VP Bond Index Fund currently seeks to provide investment results that correspond to the aggregate price and interest performance of the Lehman Aggregate Bond Index (the "Lehman Index"), which tracks the performance of debt securities. The Lehman Index is made up of the Government/Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Lehman Index includes fixed rate debt issues rated investment grade or higher by one or more NRSROs. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Lehman Brothers, Inc. is neither a sponsor of nor in any other way affiliated with the Trust. Inclusion of a security in the Lehman Index in no way implies an opinion of Lehman Brothers, Inc. as to its attractiveness or appropriateness as an investment.

    In seeking to generate results that correspond to the performance of the Lehman Index, the Fund will invest in the following obligations: (i) debt obligations issued or guaranteed by the United States Government or its agencies or instrumentalities; (ii) investment-grade debt obligations issued by U.S. corporations; (iii) debt obligations issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies;
(iv) mortgage-backed securities, including conventional 15- and 30-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages; (v) asset-backed securities; and (vi) any other issues that are included in the Lehman Index.

    Fixed income securities in which the Fund may invest must be rated BBB or better by S&P or Baa or better by Moody's at the time of purchase. Debt securities rated BBB or Baa lack outstanding investment characteristics and have speculative characteristics as well. In the event that a security held by the Fund is downgraded below investment grade, the adviser will promptly review the situation and take appropriate action.

    If an obligation which is included in the Lehman Index on the first day of the month ceases to meet any of the qualifications for inclusion in the Lehman Index during that month, the obligation remains in the Lehman Index through the end of that month and then is eliminated from the Lehman Index. Mellon Bond Associates, LLP ("MBA"), the Fund's sub-adviser, will monitor portfolio securities in order to determine whether any of these obligations have ceased to qualify for inclusion in the Lehman Index. If an obligation has ceased to qualify for inclusion in the Lehman Index as a result of: (i) a lowered investment rating, (ii) an aggregate outstanding principal amount of less than $100 million, or (iii) a remaining maturity that no longer exceeds one year (collectively, "Ineligible Obligations"), the investment adviser may either undertake to sell such Ineligible Obligations as quickly as is financially prudent, which may be prior to or later than the time that obligation is removed from the Lehman Index, or may determine to retain the security. To the extent that the investment adviser determines to retain Ineligible Obligations, such Ineligible Obligations, together with cash and money market instruments, will not exceed 20% of the Fund's net assets. Although the Fund retains the right to invest up to 20% of its net assets in Ineligible Obligations, cash and money market instruments, these items are expected to constitute less than 10% of the net assets of the Fund. Obligations held by the Fund that became Ineligible Obligations as a result of being rated below investment grade (which securities are often referred to as "junk bonds") will not constitute more than 5% of the Fund's net assets. In addition, cash holdings will not exceed 5% of the Fund's net assets. In addition, obligations that become eligible for inclusion in the Lehman Index during a particular month generally will not actually be included in the Lehman Index until the next month. However, the Fund may elect to purchase any such obligation and deem it to be included in the Lehman Index once it becomes eligible.

    The Fund generally will not hold all of the individual issues which comprise the Lehman Index because of the large number of securities involved. Instead, the Fund will hold a representative sample of the securities in the Index, selecting issues to represent entire "classes" or types of securities in the Lehman Index. Obligations included in the Lehman Index have been categorized by MBA into sectors which have been organized on the basis of type of issuer, and then further classified by quality and remaining maturities. The percentage of the Fund's assets to be invested in the aggregate obligations included in a particular sector of the Lehman Index will approximate, to the maximum extent feasible, the percentage such sector represents in the Lehman Index. The Fund's ability to duplicate the performance of the Lehman Index will depend to some extent on the size and timing of cash flows into and out of the Portfolio, as well as on the level of the Fund's expenses, and the capability of MBA to select a representative sample of the securities included in the Lehman Index. To the extent that the size of the Fund's assets limits the number of issues that the Fund can purchase, there is more potential for deviation from the Lehman Index's performance than at larger asset levels.

    The Fund may invest in restricted securities, including Rule 144A securities, included in the Lehman Index.

    SEI VP HIGH YIELD BOND FUND--The investment objective of the SEI VP High Yield Bond Fund is to maximize total return.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities that are rated below investment grade, I.E., rated below the top four rating categories by an NRSRO at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. Below investment grade securities are commonly referred to as "junk bonds," and generally entail increased credit and market risk. Securities rated in the lowest rating categories may have predominantly speculative characteristics or may be in default.

    The Fund may invest in all types of fixed income securities issued by domestic and foreign issuers, including: (i) mortgage-backed securities;
(ii) asset-backed securities; (iii) zero coupon, pay-in-kind or deferred payment securities; and (iv) variable and floating rate instruments.

    Any assets of the Fund not invested in the fixed income securities described above may be invested in: (i) convertible securities; (ii) preferred stocks;
(iii) equity securities; (iv) investment grade fixed income securities;
(v) money market securities; (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities; (vii) forward foreign currency contracts; and (viii) Yankee obligations. In addition, the Fund may purchase or write options, futures and options on futures. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified buyers.

    The advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

    This Statement of Additional Information sets forth a description of the bond rating categories of several NRSROs. The ratings established by each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality, and may not reflect changes in an issuer's creditworthiness. Accordingly, although the advisers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

    The achievement of the Fund's investment objective may be more dependent on the adviser's own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund.

    SEI VP INTERNATIONAL FIXED INCOME FUND--The SEI VP International Fixed Income Fund seeks to provide capital appreciation and current income through investment primarily in investment grade, non-U.S. dollar denominated government, corporate, mortgage-backed and asset-backed fixed income securities.

    Under normal circumstances, at least 65% of the International Fixed Income Fund's assets will be invested in investment grade foreign government and foreign corporate, mortgage, and/or asset-backed fixed income securities of issuers located in at least three countries other than the United States.

    The SEI VP International Fixed Income Fund will invest primarily in:
(i) fixed income securities issued or guaranteed by a foreign government or one of its agencies, authorities, instrumentalities or political subdivisions;
(ii) fixed income securities issued or guaranteed by supranational entities;
(iii) fixed income securities issued by foreign or multinational corporations;
(iv) convertible securities issued by foreign or multinational corporations;
(v) fixed income securities issued by foreign banks or bank holding companies;
(vi) asset-backed securities; and (vii) mortgage-backed securities. All such investments will be in investment grade securities denominated in various currencies, including the Euro. Investment grade securities are rated in one of the highest four rating categories by an NRSRO or determined by the adviser to be of comparable quality at the time of purchase.

    The Fund expects to be fully invested in the primary investments described above, but may invest in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government securities"), swaps, options and futures. The Fund may also purchase and write options to buy or sell futures contracts, purchase securities on a when-issued or delayed delivery basis and engage in short selling. The Fund may invest up to 10% of its total assets in illiquid securities. Furthermore, although the Fund will concentrate its investments in relatively developed countries, the Fund may invest up to 20% of its assets in fixed income securities of issuers in, or denominated in the currencies of, developing countries and that are investment-grade securities or determined by the advisers to be of comparable quality to such securities and debt obligations at the time of purchase.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    Under normal circumstances, the portfolio turnover rate for this Fund is expected to exceed 200% per year. Higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs and taxes. The Fund will not consider portfolio turnover a limiting factor in implementing investment decisions which are consistent with the Fund's objectives and policies.

    SEI VP EMERGING MARKETS DEBT FUND--The investment objective of the SEI VP Emerging Markets Debt Fund is to maximize total return.

    Under normal circumstances, at least 80% of the SEI VP Emerging Markets Debt Fund's total assets will be invested in debt securities of government, government-related and corporate issuers in emerging market countries and of entities organized to restructure the outstanding debt of such issuers. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; that are organized under the laws of and have a principal office in an emerging market country; or that are government issuers located in an emerging market country.

    Emerging market country fixed income securities in which the SEI VP Emerging Markets Debt Fund may invest are U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities, including bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage and other asset-backed securities, preferred stock, loan participations and assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging market country issuers. The Fund may invest in Brady Bonds, which are debt securities issued by debtor nations to restructure their outstanding external indebtedness, and which comprise a significant portion of the emerging debt market.

    The Fund's investments in high yield government, government-related and restructured debt securities will consist of: (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries (including participations in loans between governments and financial institutions);
(ii) debt securities or obligations issued by government-owned, controlled or sponsored entities located in emerging market countries (including participations in loans between governments and financial institutions); and
(iii) interests in structured securities of issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above (collectively, "High Yield Foreign Sovereign Debt Securities"). Even though many of these securities are issued by governmental issuers, they may still be considered junk bonds on account of the governmental issuer's poor credit rating. The Fund may also purchase investment grade obligations of the foregoing governmental issuers.

    The Fund's investments in debt securities of corporate issuers in emerging market countries may include high yield or investment grade debt securities or other obligations issued by: (i) banks located in emerging market countries or by branches of emerging market country banks located in other emerging market countries; or (ii) companies organized under the laws of an emerging market country.

    The Fund expects to be fully invested in the primary investments described above, but may invest up to 10% of its total assets in common stock, convertible securities, warrants or other equity securities when consistent with the Fund's objective. The Fund will generally hold such equity investments as a result of purchases of unit offerings of fixed-income securities which include such securities or in connection with an actual or proposed conversion or exchange of fixed income securities. The Fund may also enter into repurchase agreements and reverse repurchase agreements, may purchase when-issued and delayed-delivery securities, lend portfolio securities and invest in shares of other investment companies. The Fund may purchase restricted securities and may invest up to 15% of the value of its total assets in illiquid securities. The Fund may invest in options and futures for hedging purposes, and may enter into swaps or related transactions. The Fund may invest in receipts, zero coupon securities, pay-in-kind bonds, Eurobonds, dollar rolls, and deferred payment securities.

    The securities in which the Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Generally, the Fund's investments are expected to be in the lower and lowest rating categories established by internationally recognized credit rating organizations or determined to be of comparable quality. Such securities, commonly known as "junk bonds," involve significantly greater risks, including price volatility and the risk of default of payment of interest and principal, than higher rated securities.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    There is no limit on the percentage of the Fund's assets that may be invested in non-U.S. dollar denominated securities. However, it is expected that the majority of the Fund's assets will be denominated in U.S. dollars.

    SEI VP PRIME OBLIGATION FUND--The SEI VP Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

    Under normal market conditions, the Fund invests exclusively in obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks) consisting of: (i) commercial paper rated, at the time of investment, in the highest short-term rating category by two or more NRSROs or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations including certificates of deposit (time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions having total assets of $500 million or more as shown on their last published financial statements at the time of investment and that are insured by the Federal Deposit Insurance Corporation; (iii) corporate obligations with a remaining term of not more than 397 days of issuers that issue commercial paper of comparable priority and security meeting the above ratings or, if not rated, determined by the Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, in the highest municipal bond rating categories by at least two NRSROs, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and (vi) repurchase agreements involving any of the foregoing obligations.

    There can be no assurance that any Fund will meet its objective.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    AMERICAN DEPOSITARY RECEIPTS, EUROPEAN DEPOSITARY RECEIPTS, CONTINENTAL DEPOSITARY RECEIPTS AND GLOBAL DEPOSITARY RECEIPTS--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market, EDRs are designed for trading in European securities market and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the reciept's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

    ASSET-BACKED SECURITIES--Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and overcollateralization. The SEI VP Core Fixed Income, SEI VP Bond Index, SEI VP High Yield Bond, SEI VP International Fixed Income, and SEI VP Emerging Markets Debt Funds may invest in asset-backed securities. A Fund may also invest in other asset-backed securities that may be created in the future if the Sub-Advisers determine that they are suitable.

    Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be limited secondary market for such securities.

    BANKERS' ACCEPTANCES--a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    BRADY BONDS--Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with a debt restructuring. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. In addition, they are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar denominated) and they are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Certain interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is typically equal to between 12 and 18 months of rolling interest payments or, in the case of floating rate bonds, initially is typically equal to between 12 and 18 months rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter with the balance of interest accruals in each case being uncollateralized. Payment of interest and (except in the case of principal collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

    Based upon current market conditions, a Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payment. However, in light of the residual risk of Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A substantial portion of the Brady Bonds and other sovereign debt securities in which the SEI VP Emerging Markets Debt Fund invests are likely to be acquired at a discount, which involves certain additional considerations.

    Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

    CERTIFICATES OF DEPOSIT--negotiable interest bearing instruments with specific maturities. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. (See "Description of Ratings".)

    CONSTRUCTION LOANS--in general, are mortgages on multifamily homes that are insured by the Federal Housing Administration (FHA) under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or Government National Mortgage Association ("GNMA")-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development (HUD) through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

    Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

    Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investors construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate (CLC). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate (PLC). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

    CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

    EQUITY SECURITIES--Equity securities represent ownership interests in a company or corporation and consist of common stock, preferred stock, warrants and other rights to acquire such instruments. Equity securities may be listed on exchanges or traded in the over-the-counter market. Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Changes in the value of fund securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

    Investments in the equity securities of small capitalization companies involves greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

    THE EURO--On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the Euro, which is reshaping financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries that initially converted or tied their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain. Implementation of this plan means that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in euros. A significant percentage of the stock exchange capitalization of the total European market may be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

    Although it is not possible to predict the eventual impact of the Euro implementation plan on the Funds, the transition to the Euro has changed the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Adviser may need to adapt its investment strategy accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The ongoing transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

    FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not affect cash income derived from these securities, but will affect a Fund's net asset value.

    Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by a Fund's Sub-Advisers. The "Appendix" to this Prospectus sets forth a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the adviser will review the situation and take appropriate action with regard to the security.

    FOREIGN CURRENCY TRANSACTIONS--Certain of the Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies.

    FOREIGN AND EMERGING MARKET SECURITIES--may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, a Fund may invest in ADRs traded on registered exchanges or NASDAQ. While a Fund expects to invest primarily in sponsored ADRs, a joint arrangement between the issuer and the depositary, some ADRs may be unsponsored. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in the exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of

U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

    In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

    FORWARD FOREIGN CURRENCY CONTRACTS--involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of fund securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

    When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a foreign forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States Dollar or other foreign currency.

    Also, when a Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it generally will not be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into United States dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the Index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets.

    HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES--Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the SEI VP Emerging Markets Debt Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with a demand notice period exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations over 7 days in length.

    The SEI VP Emerging Markets Equity Fund's Sub-Advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance its capital appreciation potential. Investments in special situations may be illiquid, as determined by the SEI VP Emerging Markets Equity Fund's Sub-Advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the SEI VP Emerging Markets Equity Fund's investment in them will be consistent with its 15% restriction on investment in illiquid securities.

    INVESTMENT COMPANIES--Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. A Fund does not intend to invest in other investment companies unless, in the judgment of its Sub-Advisers, the potential benefits of such investments exceed the associated costs (which includes any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities.

    Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act. A Fund may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

    LOAN PARTICIPATIONS AND ASSIGNMENTS--Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank, (rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

    Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Funds' advisers based on criteria approved by the Board of Trustees.

    LOWER RATED SECURITIES--lower-rated bonds are commonly referred to as "junk bonds" or high yield/high risk securities. These securities are rated lower than "Baa" or "BBB" by an NRSRO. Each Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P. These ratings indicate that the obligations are speculative and may be in default. The SEI VP High Yield Bond, SEI VP Emerging Markets Debt, and SEI VP Emerging Markets Equity Funds may invest in lower rated securities (which are also known as "junk bonds"). Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

    The high yield market is relatively new and its growth paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund's Sub-Advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

    Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

    GROWTH OF HIGH YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

    LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

    TAXES. A Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    MONEY MARKET SECURITIES--Money market securities are high-quality dollar and nondollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. and foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government: (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations and governments that issue high-quality commercial paper or similar securities; (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers; and (vi) foreign government obligations.

    MORTGAGE-BACKED SECURITIES--The Funds may invest in mortgage-backed securities issued by GNMA and certain government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). In addition, the SEI VP High Yield Bond Fund may invest in pools of mortgage loans from nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

    A Fund may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, the SEI VP Core Fixed Income Fund will utilize the expected average life of the security, as estimated in good faith by the Fund's advisers. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Fannie Mae and the FHLMC. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold
PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

    REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments while the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

    PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. It is possible that payments on one class of parallel pay security may be deferred or subordinated to payments on other classes. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    MORTGAGE DOLLAR ROLLS--Mortgage "dollar rolls" or "covered rolls," are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

    To avoid any leveraging concerns, the Fund will place liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation.

    MUNICIPAL SECURITIES--The SEI VP Core Fixed Income Fund, SEI VP Bond Index Fund, and SEI VP High Yield Bond Fund may invest in municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and
(ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    NON-DIVERSIFICATION--The SEI VP International Fixed Income and SEI VP Emerging Markets Debt Funds are non-diversified investment companies, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of the Funds may be invested in the obligations of a limited number of issuers. Although the advisers generally do not intend to invest more than 5% of each Fund's assets in any single issuer (with the exception of securities which are issued or guaranteed by a national government), the value of shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the Funds be diversified (I.E., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

    OBLIGATIONS OF SUPRANATIONAL AGENCIES--Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Obligations of supranational entities may be purchased by the SEI VP Core Fixed Income, SEI VP International Fixed Income, SEI VP Emerging Markets Equity and SEI VP International Equity Funds.

    OPTIONS--Each Fund may purchase and write put and call options on indices or securities and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    Options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. Alternatively, a Fund may choose to terminate an option position by entering into a closing transaction. All settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    All options written on indices or securities must be covered. When a Fund writes an option or security on an index, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open, or will otherwise cover the transaction. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered call options on securities as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

    A segregated account is maintained to cover the difference between the closing price of the index and the exercise price of the index option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, the ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

    RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

    PUT TRANSACTIONS--All of the Funds may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Fund's Sub-Advisers believe present minimum credit risks, and the Fund's Sub-Advisers would use their best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

    The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of fund securities that a Fund may purchase subject to a put but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

    RECEIPTS--interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

    REITS--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

    A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

    REPURCHASE AGREEMENTS--agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. A Fund's Sub-Advisers enter into repurchase agreements only with financial institutions that they deem to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit each Fund to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. A Fund's Sub-Advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor.

    SECURITIES LENDING--in order to generate additional income, each Fund may lend its securities pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities, as collateral equal to at least the market value at all times of the loaned securities. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Fund's Sub-Advisers to be of good standing and when, in the judgment of the Fund's Sub-Advisers, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. Each Fund may use the Distributor as a broker in these transactions.

    SHORT SALES--Selling securities short involves selling securities the Fund does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. A Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

    STOCK INDEX FUTURES--A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures.

    The SEI VP S&P 500 Index Fund may invest in stock index futures. No price is paid upon entering into futures contracts. Instead, a Fund is required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, call "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The nature of initial and variation margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, the margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. The value of the contract usually will vary in direct proportion to the total face value. Market value of a stock index futures position is defined as the closing value of the Index multiplied by 500 times the number of contracts held.

    The Fund's ability to effectively utilize futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

    In considering the proposed use of futures contracts, particular note should be taken that futures contracts relate to the anticipated levels at some point in the future not to the current level of the underlying instrument; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself. There is, in addition, a risk that movements in the price of futures contracts will not correlate with the movement in prices of the stock index being tracked. There may be several reasons unrelated to the value of the underlying securities which causes this situation to occur. First, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities markets and the futures markets may occur. Second, because the deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. The Fund will not engage in transactions in futures contracts for speculative purposes.

    STRUCTURED SECURITIES--The SEI VP Emerging Markets Debt Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities

("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

    SWAPS, CAPS, FLOORS AND COLLARS--are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance. Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities a Fund anticipates purchasing at a later date.

    Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Fund may have under these types of arrangements will be covered by setting aside liquid, high grade securities in a segregated account. A Fund will enter into swaps only with counterparties believed to be creditworthy.

    In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

    In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

    The buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

    Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and their share price or yield.

    TIME DEPOSITS--a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

    Time deposits with a withdrawal penalty are considered to be illiquid securities. The SEI VP High Yield Bond, SEI VP International Fixed Income, SEI VP Emerging Markets Equity and SEI VP International Equity Funds may invest in time deposits.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Agencies of the United States Government that issue obligations, including, among others, Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. A Fund may purchase securities issued or guaranteed by the GNMA which represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools.

    Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Fund's shares.

    U.S. TREASURY OBLIGATIONS--bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). No Fund may actively trade STRIPS. STRIPS are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

    U.S. TREASURY RECEIPTS--U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. These instruments may involve a demand feature and may include variable amount master demand notes available through the Custodian, or otherwise. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Fund's managers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. Each Fund's Sub-Advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average fund maturity.

    WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate to do so. When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for purposes of leveraging.

    One form of when-issued or delayed-delivery security that a Fund may purchase is a "to be announced" ("TBA") mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

    Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

    A Fund will establish a segregated account and maintain liquid assets in an amount at least equal in value to that Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund involved will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

    The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

    YEAR 2000 TRANSITION--The Funds and their service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could arise or be discovered in the future. Year 2000 related problems also may negatively affect issuers whose securities the Funds purchases, which could have an impact on the value of your investment.

    ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value, and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

    To avoid any leveraging concerns, the Fund will place cash or liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

    Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or
(ii) notes or debentures that pay no current interest until a stated dated one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

                             DESCRIPTION OF RATINGS

                          MOODY'S RATINGS DEFINITIONS

LONG TERM

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.
      Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

                     STANDARD & POOR'S RATINGS DEFINITIONS

    A Standard & Poor's corporate or municipal debt rating is a current assessment of creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The debt rating is not a recommendation to purchase, sell or hold a security, as it does not comment on market price or suitability for a particular investor.

    The ratings are based, in varying degrees, on the following considerations:

    (1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    (2) The obligation's nature and provisions.

    (3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditor's rights.

    Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM

INVESTMENT GRADE

AAA   Debt rated 'AAA' has the highest rating assigned by S&P.
      Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

    Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payment are continued.

CI Debt rated 'CI' is reserved for income bonds on which no interest is being paid.

D Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c The letter 'C' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

p The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of the debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

------------------------

*Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R. Not rated.

    Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

    If an issuer's actual or implied senior debt rating is 'AAA', its subordinated or junior debt is rated 'AAA' or 'AA+'. If an issuer's actual or implied senior debt rating is lower than 'AAA' but higher than 'BB+', its junior debt is typically rated one designation lower than the senior debt ratings. For example, if the senior debt rating is 'A', subordinated debt normally would be rated 'A-'. If an issuer's actual or implied senior debt rating is 'BB+' or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

    NOTE: The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, 'AAA', 'AA', 'A', 'BBB', generally are recognized as being investment grade. Debt 'BB' or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

SHORT-TERM

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".
A-3 Debt carrying this designation has an adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B Debt rated "B" is regarded as having only speculative capacity for timely payment.
C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D This rating indicates that the obligation is in payment default.

                   DUFF AND PHELPS, INC. RATINGS DEFINITIONS

AAA   Highest credit quality. The risk factors are negligible,
      being only slightly more than for risk-free U.S. Treasury
      debt.
AA+   High credit quality. Protection factors are strong. Risk is
AA-   modest but may vary slightly from time to time because of
      economic conditions.

A+    Protection factors are average but adequate. However, risk
A-    factors are more variable and greater in periods of economic stress.
BBB+  Below average protection factors but still considered
BBB-  sufficient for prudent investment. Considerable variability in risk during economic cycles.
BB+   Below investment grade but deemed likely to meet obligations
BB    when due. Present or prospective financial protection
BB-   factors fluctuate according to industry conditions or
      company fortunes. Overall quality may move up or down
      frequently within this category.
B+    Below investment grade and possessing risk that obligations
B     will not be met when due. Financial protection factors will
B-    fluctuate widely according to economic cycles, industry
      conditions and/or company fortunes. Potential exists for
      frequent changes in the rating within this category or into a higher or lower rating grade.
CCC   Well below investment grade securities. Considerable
      uncertainty exists as to timely payment of principal,
      interest or preferred dividends. Protection factors are
      narrow and risk can be substantial with unfavorable
      economic/industry conditions, and/or with unfavorable
      company developments.
DD    Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.
DP    Preferred stock with dividend arrearages.

SHORT-TERM RATINGS

Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.
Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.
Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors.
          Risk factors are very small.

GOOD GRADE

Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

SATISFACTORY GRADE

Duff 3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

NON-INVESTMENT GRADE

Duff 4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service.
          Operating factors and market access may be subject to a high degree of variation.

DEFAULT

Duff 5 Issuer failed to meet scheduled principal and/or interest payments.

                         FITCH IBCA RATINGS DEFINITIONS

LONG-TERM

INVESTMENT GRADE
AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.
      This is the lowest investment-grade category.

SPECULATIVE GRADE
BB    Speculative. "BB" ratings indicate that there is a
      possibility of credit risk developing, particularly as the result of adverse economic change over time; however,
      business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this
      category are not investment grade.
B     Highly speculative. "B" ratings indicate that significant
      credit risk is present, but a limited margin of safety
      remains. Financial commitments are currently being met;
      however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC   High default risk. Default is a real possibility. Capacity
CC    for meeting financial commitments is solely reliant upon
C     sustained, favorable business or economic developments. A
      "CC" rating indicates that default of some kind appears
      probable. "C" ratings signal imminent default.
DDD   Default. The ratings of obligations in this category are
DD    based on their prospects for achieving partial or full
D     recovery in a reorganization or liquidation of the obligor.
      While expected recovery values are highly speculative and
      cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest
      potential for recovery, around 90%-100% of outstanding
      amounts and accrued interest. "DD" indicates potential
      recoveries in the range of 50%-90%, and "D" the lowest
      recovery potential, i.e., below 50%.
      Entities rated in this category have defaulted on some or
      all of their obligations. Entities rated "DDD" have the
      highest prospect for resumption of performance or continued
      operation with or without a formal reorganization process.
      Entities rated "DD" and "D" are generally undergoing a
      formal reorganization or liquidation process; those rated
      "DD" are likely to satisfy a higher portion of their
      outstanding obligations, while entities rated "D" have a
      poor prospect for repaying all obligations.

SHORT-TERM

F1        Highest credit quality. Indicates the Best capacity for
          timely payment of financial commitments; may have an added
          "+" to denote any exceptionally strong credit feature.
F2        Good credit quality. A satisfactory capacity for timely
          payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3        Fair credit quality. The capacity for timely payment of
          financial commitments is adequate; however, near-term
          adverse changes could result in a reduction to
          non-investment grade.
B         Speculative. Minimal capacity for timely payment of
          financial commitments, plus vulnerability to near-term
          adverse changes in financial and economic conditions.
C         High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
D         Default. Denotes actual or imminent payment default.

    NOTES TO LONG-TERM AND SHORT-TERM RATINGS: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC," or to short-term ratings other than "F1".

    "NR" indicates that Fitch IBCA does not rate the issuer or issue in question.

    "WITHDRAWN": A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

    RATINGALERT: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                     THOMSON BANKWATCH RATINGS DEFINITIONS

AAA   Bonds rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.
AA    Bonds rated AA indicate a superior ability to repay
      principal and interest on a timely basis, with limited
      incremental risk compared to issues rated in the highest
      category.
A     Bonds rated A indicate the ability to repay principal and
      interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than
      obligations with higher ratings.
BBB   Bonds rated BBB indicate an acceptable capacity to repay
      principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and
      external) than obligations with higher ratings.
BB    While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for
      lower-rated issues. However, there are significant
      uncertainties that could affect the ability to adequately
      service debt obligations.
B     Issues rated B show a higher degree of uncertainty and
      therefore greater likelihood of default than higher-rated
      issues. Adverse developments could well negatively affect
      the payment of interest and principal on a timely basis.
CCC   Issues rated "CCC" clearly have a high likelihood of
      default, with little capacity to address further adverse
      changes in financial circumstances.
CC    "CC" is applied to issues that are subordinate to other
      obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.
D     Default

    Ratings in the Long-Term Debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

SHORT-TERM RATINGS

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.
TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".
TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments
        (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.
TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of the Trust and may not be changed without shareholder approval.

A Fund may not:

1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such isser; or
    (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction does not apply to the SEI VP International Fixed Income and SEI VP Emerging Markets Debt Funds.

2. Purchase any securities which could cause more than 25% of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the United States Government, it agencies or instrumentalities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and
    (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies of the Trust and may be changed without shareholder approval.

A Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule or order thereunder.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities.

                      THE ADMINISTRATOR AND TRANSFER AGENT

    SEI Investments Fund Management ("SEI Management" or the "Administrator") provides the Trust with overall administrative services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and acts as dividend disbursing agent. SEI Management also serves as transfer agent (the "Transfer Agent") for the Funds. For these administrative services, SEI Management is entitled to a fee, which is calculated daily and paid monthly, as a percentage of the average daily net assets of each Fund at the following rates:

FUND                                                          ADMINISTRATION FEE
------------------------------------------------------------  ------------------
SEI VP Large Cap Value Fund.................................         0.35%
SEI VP Large Cap Growth Fund................................         0.35%
SEI VP S&P 500 Index Fund...................................         0.22%
SEI VP Small Cap Value Fund.................................         0.35%
SEI VP Small Cap Growth Fund................................         0.35%
SEI VP International Equity Fund............................         0.45%
SEI VP Emerging Markets Equity Fund.........................         0.65%
SEI VP Bond Index Fund......................................         0.35%
SEI VP Core Fixed Income Fund...............................         0.28%
SEI VP High Yield Bond......................................         0.35%
SEI VP International Fixed Income Fund......................         0.60%
SEI VP Emerging Markets Debt Fund...........................         0.65%
SEI VP Prime Obligation Fund................................         0.42%

    SEI Investments Management Corporation ("SIMC") and SEI Management have agreed, on a voluntary basis, to waive a portion of their Management/Administration Fees and/or reimburse Other Expenses to the extent necessary to keep Total Operating Expenses from exceeding certain levels. The Total Operating Expenses reflect anticipated fee waivers.

    The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    After an initial term, the continuance of the Administration Agreement must be specifically approved: (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund; and
(ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time as to any Fund without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by SEI Management on not less than 30 days' nor more than 60 days' written notice. This Agreement shall not be assignable by either party without the written consent of the other party.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania. SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following of the mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Funds, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds, Inc. and UAM Funds, Inc. II.

    If operating expenses of any Fund exceed applicable limitations, SEI Management will pay such excess. SEI Management will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

                        THE ADVISER AND THE SUB-ADVISERS

    SIMC (or the "Adviser") is a wholly-owned subsidiary of SEI Investments a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of money managers. SIMC currently serves as manager to more than 46 investment companies, including more than 387 funds, with more than $53.4 billion in assets as of October 31, 1999.

    SIMC is the investment Adviser for each of the Funds, and operates as a "manager of managers." As Adviser, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of the Adviser and the Board of Trustees, a number of sub-advisers (the "Sub-Advisers") are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-Advisers are selected for the Funds based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    SIMC and the Trust have obtained an exemptive order from the Securities and Exchange Commission (the "SEC") that permits SIMC, with the approval of the Trust's Board of Trustees, to retain Sub-Advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Fund's shareholders. The exemptive relief permits SIMC to disclose only the aggregate amount payable by SIMC to the Sub-Advisers under all such sub-advisory agreements for each Fund. The Funds will notify shareholders in the event of any addition or change in the identity of its Sub-Advisers.

    For its management services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

FUND                                                          ADVISORY FEE
------------------------------------------------------------  ------------
SEI VP Large Cap Value Fund.................................     0.35%
SEI VP Large Cap Growth Fund................................     0.40%
SEI VP S&P 500 Index Fund...................................     0.03%
SEI VP Small Cap Value Fund.................................     0.65%
SEI VP Small Cap Growth Fund................................     0.65%
SEI VP International Equity Fund............................     0.51%
SEI VP Emerging Markets Equity Fund.........................     1.05%
SEI VP Emerging Markets Debt Fund...........................     0.85%
SEI VP Core Fixed Income Fund...............................     0.28%
SEI VP Bond Index Fund......................................     0.07%
SEI VP High Yield Bond Fund.................................     0.49%
SEI VP International Fixed Income Fund......................     0.30%
SEI VP Prime Obligation Fund................................     0.08%

    SIMC pays the Sub-Advisers a fee out of its advisory fee, which fee is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

THE SUB-ADVISERS

    ACADIAN ASSET MANAGEMENT, INC.--Acadian Asset Management, Inc. ("Acadian") serves as a Sub-Adviser for a portion of the assets of the SEI VP International Equity Fund. As of March 31, 2000, Acadian managed approximately $ billion in assets invested globally.

    ALLIANCE CAPITAL MANAGEMENT L.P.--Alliance Capital Management L.P. ("Alliance") serves as a Sub-Adviser for a portion of the assets of the SEI VP
Large Cap Growth Fund. As of March 31, 2000, Alliance managed over $   billion
in assets.

    ARTISAN PARTNERS LIMITED PARTNERSHIP--Artisan Partners Limited Partnership ("Artisan") serves as a Sub-Adviser for a portion of the assets of the SEI VP Small Cap Value Fund. As of March 31, 2000, Artisan had approximately
$  billion in assets under management.

    BLACKROCK FINANCIAL MANAGEMENT, INC.--BlackRock Financial Management, Inc. ("BlackRock") serves as a Sub-Adviser to a portion of the assets of the SEI VP
Core Fixed Income Fund. As of March 31, 2000, BlackRock had $   billion in
assets under management.

    BLACKROCK INTERNATIONAL, LTD.--BlackRock International, Ltd. ("BlackRock International") serves as a sub-adviser to a potion of the assets of the SEI VP International Equity Fund. As of March 31, 2000, BlackRock International has approximately $ billion in assets under management.

    CAPITAL GUARDIAN TRUST COMPANY--Capital Guardian Trust Company ("CGTC") serves as a Sub-Adviser to a portion of the assets of the SEI VP International Equity Fund. CGTC has managed international portfolios since 1978, and as of March 31, 2000, managed a total of over $ billion primarily for institutional clients.

    CORONATION ASSET MANAGEMENT (PROPRIETARY) LIMITED--Coronation Asset Management (Proprietary) Limited ("Coronation") serves as a Sub-Adviser for a portion of the assets of the SEI

VP Emerging Markets Equity Fund. As of March 31, 2000, Coronation had approximately $ billion in assets under management.

    CREDIT SUISSE ASSET MANAGEMENT LLC/AMERICAS--Credit Suisse Asset
Management LLC/ Americas ("Credit Suisse") serves as the Sub-Adviser for the SEI VP High Yield Bond Fund. As of March 31, 2000, Credit Suisse managed
approximately $   billion in assets.

    CREDIT SUISSE ASSET MANAGEMENT LIMITED--Credit Suisse Asset Management Limited ("Credit Suisse") acts as a Sub-Adviser for a portion of the assets of the SEI VP Emerging Markets Equity Fund. Credit Suisse managed approximately
$    billion as of March 31, 2000.

    FIRSTAR INVESTMENT RESEARCH & MANAGEMENT COMPANY, LLC--Firstar Investment Research & Management Company, LLC ("FIRMCO") serves as a Sub-Adviser for a portion of the assets of the SEI VP Core Fixed Income Fund. As of March 31,
2000, it had approximately $   billion in assets under management.

    LSV ASSET MANAGEMENT, L.P.--LSV Asset Management, L.P. ("LSV") serves as a Sub-Adviser to a portion of the assets of the SEI VP Large Cap Value Fund. As of March 31, 2000, LSV managed approximately $ billion in client assets.

    MAZAMA CAPITAL MANAGEMENT, LLC--Mazama Capital Management, LLC ("Mazama") serves as Sub-Adviser for a portion of the assets of the SEI V.P. Small Cap
Growth Fund. As of March 31, 2000, Mazama had approximately $   million in
assets under management.

    MELLON BOND ASSOCIATES, LLP--Mellon Bond Associates, LLP ("MBA") serves as Sub-Adviser to the SEI VP Bond Index Fund. As of March 31, 2000, MBA had
approximately $   billion in assets under management.

    MELLON EQUITY ASSOCIATES, LLP--Mellon Equity Associates, LLP ("Mellon Equity") serves as a Sub-Adviser to a portion of the assets of each of the SEI VP Large Cap Value Fund and the SEI VP Small Cap Value Fund. Mellon Equity had
discretionary management authority with respect to approximately $   billion of
assets as of March 31, 2000.

    MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.--Morgan Stanley Dean Witter Investment Management Inc. ("MSDW") acts as a Sub-Adviser for a portion of the assets of the SEI VP Emerging Markets Equity Fund. As of March 31, 2000,
MSDW had approximately $   billion in assets under management.

    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT--Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Sub-Adviser to a portion of the assets of the SEI VP Small Cap Growth Fund. As of March 31, 2000, Nicholas-Applegate had
discretionary management authority with respect to approximately $   billion of
assets.

    NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.--Nomura Corporate Research and Asset Management Inc. ("Nomura") serves as an adviser for a portion of the assets of the SEI VP High Yield Bond Fund. As of March 31, 2000, Nomura had approximately $ billion in assets under management.

    OECHSLE INTERNATIONAL ADVISERS, LLC--Oechsle International Advisers LLC ("Oechsle") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. As of March 31, 2000, Oechsle had approximately
$   million in assets under management.

    PROVIDENT INVESTMENT COUNSEL, INC.--Provident Investment Counsel, Inc. ("Provident") serves as a Sub-Adviser for a portion of the assets of the SEI VP Large Cap Growth Fund. As of March 31, 2000, Provident had over $ billion in client assets under management.

    RS INVESTMENT MANAGEMENT, L.P.--RS Investment Management, L.P. ("RSIM"), acts as a Sub-Adviser for a portion of the assets of the SEI VP Small Cap Growth Fund. RSIM is a registered investment adviser and as of March 31, 2000 had approximately $ billion in assets under management.

    SALOMON BROTHERS ASSET MANAGEMENT INC--Salomon Brothers Asset Management Inc ("SBAM") serves as a Sub-Adviser for the assets of the SEI VP Emerging Markets Debt Fund. SBAM is a registered investment adviser and as of March 31, 2000 had approximately $ billion in client assets under management.

    SANFORD C. BERNSTEIN & CO., INC.--Sanford C. Bernstein & Co., Inc. ("Bernstein"), serves as a Sub-Adviser to a portion of the assets of the SEI VP
Large Cap Value Fund. Bernstein managed approximately $   billion in assets as
of March 31, 2000.

    SAWGRASS ASSET MANAGEMENT, LLC--Sawgrass Asset Management, LLC ("Sawgrass") serves as a Sub-Adviser for a portion of the assets of the SEI VP Small Cap Growth Fund. As of March 31, 1999, Sawgrass had approximately $325 million in assets under management.

    SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT INCORPORATED--Security Capital Global Capital Management Incorporated ("Security Capital") serves as Sub-Adviser for a portion of the assets of the SEI V.P. Small Cap Value Fund. As of March 31, 2000, Security Capital had approximately $ billion in assets under management.

    SG PACIFIC ASSET MANAGEMENT, INC., AND SGY ASSET MANAGEMENT (SINGAPORE) LIMITED AND SG YAMAICHI ASSET MANAGEMENT CO., LTD.--SG Pacific Asset Management, Inc. ("SG Pacific") and SGY Asset Management (Singapore) Ltd. ("SGY") jointly serve as Sub-Adviser for a portion of the assets of the SEI VP International Equity and SEI VP Emerging Markets Equity Funds. SG Yamaichi and its affiliates
currently manage over $   billion in assets worldwide.

    STRATEGIC FIXED INCOME, L.L.C.--Strategic Fixed Income, L.L.C. ("Strategic") serves as the Sub-Adviser for the SEI VP International Fixed Income Fund. As of March 31, 2000, Strategic managed $ billion of client assets. The principal address of Strategic is 1001 Nineteenth Street North, Suite 1720, Arlington, Virginia 22209.

    TCW FUNDS MANAGEMENT INC.--TCW Funds Management Inc. ("TCW") acts as a Sub-Adviser for a portion of the assets of the SEI VP Large Cap Growth Fund. As
of March 31, 2000, TCW had approximately $   billion of assets under management.

    WELLINGTON MANAGEMENT COMPANY LLP--Wellington Management Company LLP ("WMC"), serves as the investment Sub-Adviser for the SEI VP Prime Obligation Fund. As of March 31, 2000, WMC had discretionary management authority with
respect to approximately $   billion in assets.

    WESTERN ASSET MANAGEMENT COMPANY--Western Asset Management Company ("Western") serves as a Sub-Adviser for a portion of the assets of the SEI VP Core Fixed Income Fund. As of March 31, 2000, Western managed approximately
$   billion in client assets.

    WORLD ASSET MANAGEMENT, LLC--World Asset Management, LLC ("World") serves as a Sub-Adviser to the S&P 500 Index Fund. As of March 31, 2000, World had
approximately $   billion in assets under management.

    The Advisory Agreement and certain of the sub-advisory agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the sub-advisory agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

    The continuance of each advisory and sub-advisory agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each advisory or sub-advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Adviser, or by the Adviser or Sub-Adviser on 90 days' written notice to the Trust.

                     DISTRIBUTION AND SHAREHOLDER SERVICING

    SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. No compensation is paid to the Distributor under the Distribution Agreement for distribution services for the shares of any Fund.

    The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation.

    The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares.

    The Distributor, a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement ("Distribution Agreement"). The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment
Funds, Inc., First American Strategy Funds, Inc.,

HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The Parkstone Group of Funds, The PBHG
Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds, each of which is an open-end management investment company managed by SEI Management or its affiliates and distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Boston 1784
Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1976 counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor. Director and Secretary of SEI Investments. Trustee of The Advisors' Inner Circle Fund. The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995, Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associate Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments, since 1993. Executive Vice President of the Adviser and the Administrator since 1994. Senior Vice President, SEI Investments, 1986-1991; Vice President of the Distributor 1981-1986.

    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Adviser, the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President, Assistant Secretary and General Counsel of SEI Investments, the Adviser, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President of the Administrator and Distributor since May 1999. Vice President and Assistant Secretary of the Adviser Corporation since December 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998, Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    CHRISTINE M. MCCULLOUGH (DOB 12/05/60)--Vice President and Assistant Secretary--Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, Walker and Rhoads, 1990-1991.

    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, the Adviser, the Administrator and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, September 1990-September 1992.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant Secretary--Senior Vice President of SEI Investments, the Adviser, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Adviser and the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Adviser, the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc. (1997-1998). Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), since 1989, counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial
Officer--President and Senior Vice President of Fund Accounting and Administration of the Administrator since 1998. Vice President of Fund Accounting and Administration of the Administrator, 1996-1998.Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

------------------------

 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

**Messrs. Gooch, Storey and Sullivan serve as members of the Audit Committee of the Trust.

    Compensation of officers and affiliated Trustees of the Trust is paid by SEI Management. The Trust pays the fees for unaffiliated Trustees.

    Mr. Edward W. Binshadler serves as a consultant to the Audit Committee and receives as compensation $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

    The current yield of the SEI VP Prime Obligation Fund is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

    The SEI VP Prime Obligation Fund computes its effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1)TO THE POWER OF 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

    The yield of a non-money market Fund refers to the annualized income generated by an investment in such Fund over a specified 30-day period ending on the date of the most recent balance sheet. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

       Yield = 2[(((a-b)/cd) + 1) to the power of 6 -1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Actual yield will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

    The total return of a non-money market Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

       P(1 + T)to the power of n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    The Funds may, from time to time, compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

    From time to time the Trust may include the names of clients of the Adviser in advertisements and/or sales literature for the Trust.

                        DETERMINATION OF NET ASSET VALUE

    Each Fund's securities are valued by SEI Management. SEI Management values securities pursuant to valuations provided by an independent pricing service (generally the last quoted sale price) for each Fund except the SEI VP Prime Obligation Fund. Fund's securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Information about the market value of each portfolio security may be obtained by SEI Management from an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Securities with remaining maturities of 60 days or less and all of the securities of the SEI VP Prime Obligation Fund will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

    The Trust's use of amortized cost valuation with respect to SEI VP Prime Obligation Fund and the maintenance of the Fund net asset value at $1.00 are permitted, provided certain conditions are met, by Rule 2a-7, promulgated by the SEC under the 1940 Act. Under Rule 2a-7, as amended, a money market portfolio must maintain a dollar-weighted average maturity of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities." An "eligible security" is one that is (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a money market portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Fund. However, there is no assurance that the Trust will be able to meet this objective for the Fund. The Trust's procedures include the determination of the extent of deviation, if any, of the Fund's current net asset value per share calculated using available market quotations from the Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if the Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Fund in each shareholder's account and to offset each shareholder's PRO RATA portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

                       PURCHASE AND REDEMPTION OF SHARES

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the fund securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Manager, the Administrator, the Distributor, the Sub-Advisers and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The securities may be traded on foreign markets on days other than Business Days or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the Sub-Advisers determine that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

    Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.

    Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

    If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for eligible corporate shareholders.

    A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding.

    Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the affect of federal, state and local taxes in their own individual circumstances.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Sub-Advisers are responsible for placing orders to execute portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The money market securities in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Sub-Advisers will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of a Fund will primarily consist of dealer spreads and underwriting commissions.

    It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for a Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, a Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    Consistent with their duty to obtain best execution, Sub-Advisers may allocate brokerage or principal business to certain broker-dealers in recognition of the sale of Fund shares. In addition, a Fund's adviser or sub-advisers may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best execution of a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular dealer, but a Fund's Sub-Advisers may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Fund's Sub-Advisers. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the Sub-Adviser will be in addition to and not in lieu of the services required to be performed by a Fund's Sub-Advisers under the Advisory and/or Sub-Advisory Agreements. If in the judgement of a Fund's Sub-Advisers the Funds, or other accounts managed by the Fund's Sub-Advisers, will be benefitted by supplemental research services, the Fund's Sub-Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of a Fund's Sub-Advisers will not necessarily be reduced as a result of the receipt of such supplemental information.

    In connection with transactions effected for Funds operating within the "Manager of Managers" structure, under this policy, the various firms that serve as money managers to certain Funds of the Trust, in the exercise of investment discretion over the assets of a Fund, may direct a portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where this Statement of Additional Information states that a Fund's investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy, or
(ii) more than 50% of the Fund's outstanding shares, whichever is less.

                                   CUSTODIANS

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian and wire agent for the assets of SEI VP Large Cap Growth, SEI VP Large Cap Value, SEI VP S&P 500 Index, SEI VP Small Cap Growth, SEI VP Small Cap Value, SEI VP Core Fixed Income, SEI VP Bond Index, SEI VP High Yield Bond and SEI VP Prime Obligation Funds. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, acts as custodian for the assets of SEI VP International Equity, SEI VP Emerging Markets Equity, SEI VP International Fixed Income and SEI VP Emerging Markets Debt Fund. First Union National Bank and State Street Bank and Trust Company (each a "Custodian," and, together, the "Custodians") holds cash, securities and other assets of the respective Funds for which they act as Custodians as required by the 1940 Act.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust
(i) contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and (ii) provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

                                    EXPERTS

    The Financial Statements included in this Statement of Additional Information have been so included in reliance on the report of
                          , independent accountants, given on the authority of
said firm as experts in auditing and accounting.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                           PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS:

    (a) Agreement and Declaration of Trust dated December 14, 1998, is incorporated by reference to Exhibit (a) of Registrant's Initial Registration Statement, filed December 31, 1998.

    (b) By-Laws are incorporated by reference to Exhibit (a) of Registrant's Initial Registration Statement, filed December 31, 1998.

    (c)   Not Applicable.

    (d)(1) Investment Advisory Agreement between the Registrant and SEI Investments Management Corporation ("SIMC") is incorporated by reference to exhibit (d)(1) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on October 12, 1999.

    (d)(2) Form of Investment Sub-Advisory Agreements between SIMC and [Sub-Adviser] is incorporated by reference to exhibit (d)(2) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on October 12, 1999.

    (e) Distribution Agreement between the Registrant and SEI Investments Distribution Co. is incorporated by reference to exhibit (e) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on October 12, 1999.

    (f)   Not Applicable.

    (g)(1) Form of Custodian Agreement with between the Registrant and First Union National Bank is incorporated by reference to exhibit (g)(1) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on October 12, 1999.

    (g)(2) Custodian Agreement with between the Registrant and State Street Bank and Trust Company to be filed by later amendment.

    (h)(1) Administration Agreement between the Registrant and SEI Investments Fund Management is incorporated by reference to exhibit (h)(1) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on October 12, 1999.

    (i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, to be filed by later amendment.

    (j) Opinion and Consent of Independent Public Accountants, to be filed by later amendment.

    (k)   Not Applicable.

    (n)   Not Applicable.

    (p)   Code of Ethics to be filed by later amendment.

    (q) Powers of Attorney for Robert A. Nesher, William M. Doran, Mark E. Nagle, George J. Sullivan, Jr., James M. Storey and Edward D. Loughlin are incorporated by reference to Exhibit (a) of Registrant's Initial Registration Statement, filed December 31, 1998.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. SEI Investments Management Corporation (formerly, SEI Financial Management Corporation) is the owner of all beneficial interest in the Administrator and is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co. (formerly, SEI Financial Services Company), as well as to other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.  INDEMNIFICATION:

    Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

    Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ACADIAN ASSET MANAGEMENT, INC.

    Acadian Asset Management, Inc. ("Acadian") is a sub-adviser for the Registrant's SEI VP International Equity Fund. The principal address of Acadian is Two International Place, 26th Floor, Boston, Massachusetts 02110. Acadian is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gary Leonard Bergstrom                      --                             --
Chairman, Treasurer, Director

John Robert Chisholm                        --                             --
Executive Vice President, co-
CIO

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald Dickson Frashure                     --                             --
President, co-CIO, Director

Churchill Gibson Franklin                   --                             --
Executive Vice President,
Marketing Director

Barry Bennett White            Foley, Hoag & Eliot            Partner
Clerk

ALLIANCE CAPITAL MANAGEMENT L.P.

    Alliance Capital Management L.P. ("Alliance") is a sub-adviser for the Registrant's SEI VP Large Cap Growth Fund. The principal business address of Alliance is 1345 Avenue of the Americas, New York, New York 10105. Alliance is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alliance Capital Management
  Corporation
General Partner

Luis Javier Bastida            Banco Bilbao Vizcaya           CFO & Member of the Executive
Director of General Partner                                     Committee

John L. Blundin                             --                             --
Executive Vice President of
  General Partner

David Remson Brewer, Jr.                    --                             --
Sr. Vice President, General
  Counsel & Secretary of
  General Partner

Donald Hood Brydon             AXA Investment Managers S.A.   Chairman & CEO
Director of General Partner

Bruce William Calvert                       --                             --
Vice Chairman, CEO,
  Director of General Partner

Henri de la Croix de Castries  AXA                            SEVP-Financial Services &
Director of General Partner                                     Life Division

John Donato Carifa                          --                             --
President, COO, Director of
  General Partner

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Kathleen Ann Corbet                         --                             --
Executive Vice President &
  Chief of Investment
  Operations of General
  Partner

Kevin C. Dolan                 AXA                            Senior Vice President
Director of General Partner

Denis Duverne                  AXA                            Senior Vice President
Director of General Partner

Alfred Harrison                             --                             --
Vice Chairman, Director of
  General Partner

Herve Hatt                     AXA                            Senior Vice President
Director of General Partner

Michael Hegarty                The Equitable Life Assurance   President, COO & Director
Director of General Partner      Society of the United
                                 States

Robert Gene Hysterberg                      --                             --
Senior Vice President of
  General Partner

Jean-Pierre Hellebuyck         AXA                            Chairman
Director of General Partner

Benjamin Duke Holloway                      --                             --
Director of General Partner

Nelson Rudolph Jantzen                      --                             --
Senior Vice President of
  General Partner

Robert Henry Joseph, Jr.                    --                             --
Sr. Vice Pres., CFO of
  General Partner

Wayne D. Lyski                              --                             --
Executive Vice President of
  General Partner

Mark Randall Manley                         --                             --
Senior Vice President,
  Counsel, Compliance
  Officer & Assistant
  Secretary of General
  Partner

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Edward D. Miller               The Equitable Companies Inc.   President & CEO
Director of General Partner

                               The Equitable Life Assurance   Chairman, President & CEO
                                 Society of the United
                                 States

Peter D. Noris                 The Equitable Life Assurance   EVP & CIO
Director of General Partner      Society of the United
                                 States

Joseph Edward Potter                        --                             --
Senior Vice President of
  General Partner

Frank Savage                                --                             --
Director of General Partner

Alden Merle Stewart                         --                             --
Executive Vice President of
  General Partner

Stanley B. Tulin               The Equitable Life Insurance   Vice Chairman & CFO
Director of General Partner      Society of the United
                                 States

Dave Harrel Williams           The Equitable Companies Inc.   Director
Chairman of the Board, CEO &
  Director of General Partner

Reba White Williams                         --                             --
Director of General Partner

Robert Bruce Zoellick          Center for Strategic and       President & CEO
Director of General Partner      International Studies

Harry Lewis Carr, Jr.                       --                             --
Chairman of Shields/Alliance
  Division of General Partner

Michael Francis Deltino                     --                             --
Chairman of Regent Division
  of General Partner

ARTISAN PARTNERS LIMITED PARTNERSHIP

    Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the SEI VP Small Cap Value Fund. The principal business address of Artisan is 1000 N. Water Street, Suite 1770, Milwaukee, Wisconsin 53202. Artisan is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew A. Ziegler              Artisan Distributors LLC       Officer
Chief Executive Officer

Lawrence A. Totsky             Artisan Distributors LLC       Officer
Chief Financial Officer

Mark L. Yockey
Portfolio Manager

Carlene M. Ziegler             Heidrick & Struggles           Independent Director
Portfolio Manager

Scott C. Satterwhite
Portfolio Manager

Andrew C. Stephens
Portfolio Manager

Darren W. DeVore
Marketing & Client Service

Michael Steinrueck                          --
Marketing & Client Service

Marina T. Carlson
Portfolio Manager

Michael C. Roos                Artisan Distributors LLC       Officer
Managing Director

BLACKROCK FINANCIAL MANAGEMENT, INC.

    BlackRock Financial Management, Inc. ("BlackRock") is a sub-adviser for the Registrant's SEI VP Core Fixed Income Fund. The principal business address of BlackRock is 345 Park Avenue, 30th Floor, New York, New York 10154. BlackRock is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gordon Anderson                CastleInternational Asset      Director
Managing Director                Management Inc.

                               BlackRock International, Ltd.  Managing Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Keith Thomas Anderson          BlackRock Financial            Managing Director
Managing Director                Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Paul L. Audet                  BlackRock International, Ltd.  Chief Financial Officer,
Chief Financial Officer,                                        Managing Director
  Managing Director

                               BlackRock Financial            Chief Financial Officer,
                                 Management, Inc.               Managing Director

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                                Managing Director

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                                Managing Director

                               BlackRock Institutional        Chief Financial Officer,
                                 Management Corporation         Managing Director

                               BlackRock, Inc.                Chief Financial Officer,
                                                                Managing Director

                               NC Investment Holdings, LLC    Chief Financial Officer,
                                                                Managing Director

                               PNC Asset Management, Inc.     Chief Financial Officer,
                                                                Managing Director

                               PNC Investment                 Chief Financial Officer,
                                 Holdings, Inc.                 Managing Director

Bartholomew Angelo Battista    BlackRock Financial            Vice President, Regulatory
Vice President, Regulatory       Management, Inc.               Compliance
  Compliance

                               BlackRock Advisors, Inc.       Vice President, Regulatory
                                                                Compliance

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock (Japan) Inc.         Vice President, Regulatory
                                                                Compliance

                               BlackRock International, Ltd.  Vice President, Regulatory
                                                                Compliance

                               BlackRock Institutional        Vice President, Regulatory
                                 Management Corporation         Compliance

Robert Peter Connolly          BlackRock, Inc.                General Counsel
Managing Director, General
  Counsel, Secretary

                               BlackRock Financial            Managing Director, Counsel,
                                 Management, Inc.               Secretary

                               BlackRock Advisors, Inc.       Managing Director, Counsel,
                                                                Secretary

                               BlackRock (Japan) Inc.         Managing Director, Counsel,
                                                                Secretary

                               BlackRock International, Ltd.  Managing Director, Counsel,
                                                                Secretary

                               BlackRock Institutional        Managing Director, Counsel,
                                 Management Corporation         Secretary

                               Provident Advisers, Inc.       General Counsel, Assistant
                                                                Secretary

Laurence Douglas Fink          BlackRock, Inc.                Chairman, CEO, Director
Chairman, CEO & Director

                               BlackRock Financial            Chairman, CEO, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Chairman, CEO, Director

                               BlackRock (Japan) Inc.         Chairman, CEO, Director

                               BlackRock International, Ltd   Chairman, CEO, Director

                               BlackRock Institutional        Chairman, CEO, Director
                                 Management

                               Provident Advisers, Inc.       Chairman, CEO, Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Hugh Robert Frater             BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Henry Gabbay                   BlackRock Financial            Managing Director, Portfolio
Managing Director, Portfolio     Management, Inc.               Compliance
  Compliance

                               BlackRock, Inc.                Managing Director, Portfolio
                                                                Compliance

                               BlackRock Advisors, Inc.       Managing Director, Portfolio
                                                                Compliance

                               BlackRock (Japan) Inc.         Managing Director, Portfolio
                                                                Compliance

                               BlackRock International, Ltd.  Managing Director, Portfolio
                                                                Compliance

                               BlackRock Institutional        Managing Director, Portfolio
                                 Management Corporation         Compliance

                               Provident Advisers, Inc.       Chief Compliance Officer

Bennett William Golub          BlackRock, Inc.                Managing Director
Managing Partner

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Steven Kapito           BlackRock, Inc.                Vice Chairman
Director, Vice Chairman

                               BlackRock Financial            Vice Chairman, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Vice Chairman, Director

                               BlackRock (Japan) Inc.         Vice Chairman, Director

                               BlackRock International, Ltd.  Vice Chairman, Director

                               BlackRock Institutional        Vice Chairman, Director
                                 Management Corporation

                               Provident Advisers, Inc.       Vice Chairman, Director

James Joseph Lillis            BlackRock, Inc.                Treasurer, Assistant
Treasurer, Assistant                                            Secretary
  Secretary

                               BlackRock Advisors, Inc.       Treasurer, Assistant
                                                                Secretary

                               BlackRock (Japan) Inc.         Treasurer, Assistant
                                                                Secretary

                               BlackRock International, Ltd.  Treasurer, Assistant
                                                                Secretary

                               BlackRock Institutional        Treasurer, Assistant
                                 Management Corporation         Secretary

                               Provident Advisers, Inc.       Treasurer, Assistant
                                                                Secretary

Paul Phillip Matthews, II      BlackRock Financial            Managing Director
Managing Director                Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BFM International, Ltd.        Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Barbara Goldman Novick         BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Karen Horwitz Sabath           BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Ralph Lewis Schlosstein        BlackRock, Inc.                President, Director
President, Director

                               BlackRock Financial            President, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc        President, Director

                               BlackRock (Japan) Inc.         President, Director

                               BlackRock International, Ltd.  President, Director

                               BlackRock Institutional        President, Director
                                 Management

                               Provident Advisers, Inc.       President, Director

Susan Lynne Wagner             BlackRock, Inc.                Chief Financial Officer,
Chief Financial Officer,                                        Secretary
  Secretary

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                                Secretary

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                                Secretary

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock International, Ltd.  Chief Financial Officer,
                                                                Secretary

                               BlackRock Institutional        Chief Financial Officer,
                                 Management Corporation         Secretary

                               Provident Advisers, Inc.       Chief Financial Officer,
                                                                Secretary

BLACKROCK INTERNATIONAL, LTD.

    BlackRock International, Ltd. ("BlackRock International") is a sub-adviser for the Registrant's International Equity Fund. The principal address of BlackRock is 7 Castle Street, Edinburgh, EH23AM Scotland, United Kingdom. BlackRock International is an investment adviser registered under the Advisers Act.

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gordon Anderson                CastleInternational Asset      Director
Managing Director              Management Inc.

                               BlackRock International, Ltd.  Managing Director

Keith Thomas Anderson          BlackRock Financial            Managing Director
Managing Director              Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                               Management Corporation

                               Provident Advisers, Inc.       Managing Director

Paul L. Audet                  BlackRock International, Ltd.  Chief Financial Officer,
Chief Financial Officer,                                      Managing Director
Managing Director

                               BlackRock Financial            Chief Financial Officer,
                               Management, Inc.               Managing Director

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                              Managing Director

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                              Managing Director

                               BlackRock Institutional        Chief Financial Officer,
                               Management Corporation         Managing Director

                               BlackRock, Inc.                Chief Financial Officer,
                                                              Managing Director

                               NC Investment Holdings, LLC    Chief Financial Officer,
                                                              Managing Director

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               PNC Asset Management, Inc.     Chief Financial Officer,
                                                              Managing Director

                               PNC Investment                 Chief Financial Officer,
                               Holdings, Inc.                 Managing Director

Bartholomew Angelo Battista    BlackRock Financial            Vice President, Regulatory
Vice President, Regulatory     Management, Inc.               Compliance
Compliance

                               BlackRock Advisors, Inc.       Vice President, Regulatory
                                                              Compliance

                               BlackRock (Japan) Inc.         Vice President, Regulatory
                                                              Compliance

                               BlackRock International, Ltd.  Vice President, Regulatory
                                                              Compliance

                               BlackRock Institutional        Vice President, Regulatory
                               Management Corporation         Compliance

Robert Peter Connolly          BlackRock, Inc.                General Counsel
Managing Director, General
Counsel, Secretary

                               BlackRock Financial            Managing Director, Counsel,
                               Management, Inc.               Secretary

                               BlackRock Advisors, Inc.       Managing Director, Counsel,
                                                              Secretary

                               BlackRock (Japan) Inc.         Managing Director, Counsel,
                                                              Secretary

                               BlackRock International, Ltd.  Managing Director, Counsel,
                                                              Secretary

                               BlackRock Institutional        Managing Director, Counsel,
                               Management Corporation         Secretary

                               Provident Advisers, Inc.       General Counsel, Assistant
                                                              Secretary

Laurence Douglas Fink          BlackRock, Inc.                Chairman, CEO, Director
Chairman, CEO & Director

                               BlackRock Financial            Chairman, CEO, Director
                               Management, Inc.

                               BlackRock Advisors, Inc.       Chairman, CEO, Director

                               BlackRock (Japan) Inc.         Chairman, CEO, Director

                               BlackRock International, Ltd   Chairman, CEO, Director

                               BlackRock Institutional        Chairman, CEO, Director
                               Management

                               Provident Advisers, Inc.       Chairman, CEO, Director

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Hugh Robert Frater             BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                               Management Corporation

                               Provident Advisers, Inc.       Managing Director

Henry Gabbay                   BlackRock Financial            Managing Director, Portfolio
Managing Director, Portfolio   Management, Inc.               Compliance
Compliance

                               BlackRock, Inc.                Managing Director, Portfolio
                                                              Compliance

                               BlackRock Advisors, Inc.       Managing Director, Portfolio
                                                              Compliance

                               BlackRock (Japan) Inc.         Managing Director, Portfolio
                                                              Compliance

                               BlackRock International, Ltd.  Managing Director, Portfolio
                                                              Compliance

                               BlackRock Institutional        Managing Director, Portfolio
                               Management Corporation         Compliance

                               Provident Advisers, Inc.       Chief Compliance Officer

Bennett William Golub          BlackRock, Inc.                Managing Director
Managing Partner

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                               Management Corporation

                               Provident Advisers, Inc.       Managing Director

Robert Steven Kapito           BlackRock, Inc.                Vice Chairman
Director, Vice Chairman

                               BlackRock Financial            Vice Chairman, Director
                               Management, Inc.

                               BlackRock Advisors, Inc.       Vice Chairman, Director

                               BlackRock (Japan) Inc.         Vice Chairman, Director

                               BlackRock International, Ltd.  Vice Chairman, Director

                               BlackRock Institutional        Vice Chairman, Director
                               Management Corporation

                               Provident Advisers, Inc.       Vice Chairman, Director

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
James Joseph Lillis            BlackRock, Inc.                Treasurer, Assistant
Treasurer, Assistant                                          Secretary
Secretary

                               BlackRock Advisors, Inc.       Treasurer, Assistant
                                                              Secretary

                               BlackRock (Japan) Inc.         Treasurer, Assistant
                                                              Secretary

                               BlackRock International, Ltd.  Treasurer, Assistant
                                                              Secretary

                               BlackRock Institutional        Treasurer, Assistant
                               Management Corporation         Secretary

                               Provident Advisers, Inc.       Treasurer, Assistant
                                                              Secretary

Paul Phillip Matthews, II      BlackRock Financial            Managing Director
Managing Director              Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BFM International, Ltd.        Managing Director

                               BlackRock Institutional        Managing Director
                               Management Corporation

                               Provident Advisers, Inc.       Managing Director

Barbara Goldman Novick         BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                               Management Corporation

                               Provident Advisers, Inc.       Managing Director

Karen Horwitz Sabath           BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                               Management Corporation

                               Provident Advisers, Inc.       Managing Director

Ralph Lewis Schlosstein        BlackRock, Inc.                President, Director
President, Director

                               BlackRock Financial            President, Director
                               Management, Inc.

                               BlackRock Advisors, Inc        President, Director

                               BlackRock (Japan) Inc.         President, Director

                               BlackRock International, Ltd.  President, Director

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Institutional        President, Director
                               Management

                               Provident Advisers, Inc.       President, Director

Susan Lynne Wagner             BlackRock, Inc.                Chief Financial Officer,
Chief Financial Officer,                                      Secretary
Secretary

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                              Secretary

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                              Secretary

                               BlackRock International, Ltd.  Chief Financial Officer,
                                                              Secretary

                               BlackRock Institutional        Chief Financial Officer,
                               Management Corporation         Secretary

                               Provident Advisers, Inc.       Chief Financial Officer,
                                                              Secretary

CAPITAL GUARDIAN TRUST COMPANY

    Capital Guardian Trust Company ("Capital Guardian") is a sub-adviser for the Registrant's SEI VP International Equity Fund. The principal business address of Capital Guardian is 630 5th Avenue, 36th Floor, New York, New York 10111. Capital Guardian is a California trust company and is exempt from registration under the Advisers Act.

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Richard C. Barker        Capital Group International, Inc.   Vice Chairman of the Board and
                                                             Director
                         Capital International Limited
                                                             Chairman of the Board

Michael D. Beckman       Capital Guardian Research Company   Treasurer
 Senior Vice President,  Capital Guardian Trust Company, a   Director
 Treasurer, and          Nevada Corporation
 Director

David I. Fisher          The Capital Group Companies, Inc.   Chairman of the Board
 Chairman of the Board   Capital Group International, Inc.   President, Director
                         Capital International, Inc.         Vice Chairman of the Board
                         Capital International S.A.          Chairman of the Board
                         Capital International Limited       Vice Chairman
                         Capital International K.K.          Vice Chairman
                         Capital Group Research, Inc.        Director
                         Capital Research Company            Director
                         Capital Research International      Director

William H. Hurt          Capital Guardian Trust Company, a   Chairman of the Board
 Senior Vice President   Nevada Corporation
 and Director            Capital Strategy Research, Inc.     Chairman of the Board

Robert G. Kirby          The Capital Group Partners L.P.     Senior Partner
 Director and portfolio
 manager

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Nancy J. Kyle                           --                                  --
 Senior Vice President-
 International,
 Director of the
 Executive Committee,
 international equity
 and emerging markets
 portfolio manager

Karin L. Larson          Capital Guardian Research Company   President, Director of Research
 Director                                                    and member of the Board
                         Capital Research International      President, Director of Research
                                                             and member of the Board
                         The Capital Group Companies, Inc.   Director

D. James Martin          Capital Guardian Research Company   Senior Vice President and
 Director                                                    Director

John McIlwralth          Capital International Limited       Senior Vice President and
 Senior Vice President-                                      Director
 International and
 Director

James R. Mulally         Capital Guardian Research Company   Director
 Senior Vice President,  Capital Research Company            Vice President
 Director and Chairman   Capital International Limited       Senior Vice President
 of the Fixed Income
 Subcommittee

Jason M. Pilalas         Capital Guardian Research Company   Senior Vice President and
 Director                                                    Director

Robert Ronus             Capital Research International      Chairman of the Board
 President and Director  Capital International S.A.          Senior Vice President
                         Capital International Limited       Senior Vice President

Theodore R. Samuels      Capital Guardian Research Company   Director
 Senior Vice President
 and Director,
 portfolio manager

John B. Seiter           Capital Group International, Inc.   Senior Vice President
 Executive Vice          The Capital Group Companies, Inc.   Vice President
 President and Director

Eugene P. Stein          Capital Guardian Research Company   Director
 Executive Vice
 President, Director,
 portfolio manager and
 Chairman of the
 Investment Committee

Edus H. Warren           The Capital Group Partners, L.P.    Senior Partner

CORONATION ASSET MANAGEMENT (PROPRIETARY) LIMITED

    Coronation Asset Management (Proprietary) Limited ("Coronation") is a sub-adviser for the Registrant's SEI VP Emerging Markets Equity Fund. The principal business address of Coronation is Boundary Terraces, 1 Mariendahl Lane, Newlands, South Africa 7700. Coronation is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Walter Arthur Aylett                                   --                                     --
Alternate Director and Investment
Manager

David L. Barnes                       Coronation Holdings Limited            Managing Director
Director

Hugh Richard Broadhurst                                --                                     --
Director and Investment Manager

Philip Leon Campher                                    --                                     --
Director

Michielse Matthys du Toit                              --                                     --
Managing Director (President)

Anthony John Gibson                                    --                                     --
Director and Chief Investment
Officer

Bruce Meredith Ilsley                 Sage Life                              Managing Director
Director

Leon Kaplan                           Sage Life Limited                      Director
Director

Gavan Mark Ryan                       Coronation Holdings Limited            Group Financial Director
Director and Chairman

Andrew Charles Salmon                                  --                                     --
Director and Investment Manager

John Ashley Snalam                                     --                                     --
Financial Director and Compliance
Officer

Louis Francois Stassen                                 --                                     --
Director and Investment Manager

CREDIT SUISSE ASSET MANAGEMENT LLC/AMERICAS

    Credit Suisse Asset Management LLC/Americas ("Credit Suisse") is the sub-adviser for the Registrant's SEI VP High Yield Fund. The principal business address of Credit Suisse is One Citicorp Center, 153 East 53rd Street, New York, New York 10022. Credit Suisse is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Credit Suisse Capital
  Corporation
General Partner

CS Advisers Corporation
General Partner

Phillip Maxwell Colebatch      Credit Suisse Asset            President/head of CS Global
Member of Partnership Board      Management Ltd.                Asset Management

Jeffrey Alan Geller                         --                             --
Member of Partnership Board

Robert John Moore                           --                             --
COO/Member of Partnership
  Board

William Wallace Priest, Jr.    Credit Suisse Asset            Managing Director
CEO/Member of Partnership        Management Ltd.
  Board

Philip Keebler Ryan            Credit Suisse Asset            Chief Financial Officer
Member of Partnership Board      Management Ltd.

William Paul Sterling          Credit Suisse Asset            Managing Director
Member of Partnership Board      Management Ltd.

Timothy Torrey Taussig         Credit Suisse Asset            Managing Director
Member of Partnership Board      Management Ltd.

CREDIT SUISSE ASSET MANAGEMENT LIMITED

    Credit Suisse Asset Management Limited ("Credit Suisse") is a sub-adviser for the Registrant's SEI VP Emerging Markets Equity Fund. The principal business address of Credit Suisse is Beaufort House, 15 St. Botolph Street, London, EC3A 7JJ. Credit Suisse is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Ian M. Chimes                         Credit Suisse Asset                    Managing Director
Managing Director                      Management Funds (UK) Ltd.

David Maxwell Collins                                  --                                     --
Compliance Officer

Andrew Harmstone                                       --                                     --
Managing Director

William Arthur Kendrick Edmonds                        --                                     --
Company Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Heinz Hofmann                         Credis International Fund              Chief Executive
Managing Director                      Holding Ltd.

Beatrice Hannah Millicent Hollond                      --                                     --
Managing Director

Patricia Jeanne Maxwell-Arnot                          --                                     --
Managing Director

Stephen John Maynard                                   --                                     --
Finance Director

Lord Moore                                             --                                     --
Non-Executive Chairman

Mark Julian Morris                                     --                                     --
Director-Investment Management

William Charles Mott                                   --                                     --
Managing Director

Robert John Parker                    CS First Boston Investment             Director
Chief Executive                        Management Corporation

Dilip Krishna Rasgotra                                 --                                     --
Managing Director

Phillip K. Ryan                                        --                                     --
Managing Director

Emanuele Stefano Ravano                                --                                     --
Director-Investment Management

Mark K. Silverstein                                    --                                     --
Portfolio Manager

Steen Steinke                                          --                                     --
Chief Executive Officer

Stephen Maxwell Swift                                  --                                     --
Managing Director

Glenn Wellman                                          --                                     --
Managing Director

FIRSTAR INVESTMENT RESEARCH & MANAGEMENT COMPANY, LLC

    Firstar Investment Research & Management Company, LLC ("FIRMCO") is a sub-adviser for the Registrant's SEI VP Core Fixed Income Fund. The principal business address of FIRMCO is 777 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. FIRMCO is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Firstar Corporation                         --                             --
Parent Company

John Alphonsus Becker          Firstar Corporation            President & COO
Manager

Mary Ellen Stanek                           --                             --
President & CEO

Dennis A. Wallestad                         --                             --
Compliance Officer

Robert Loudon Webster          Firstar Trust Company          President
Manager

Marian E. Zentmyer                          --                             --
Chief Investment Officer

Todd M. Krieg                               --                             --
Manager

Jeffrey Morna Squires                       --                             --
Compliance & Operations
  Officer

Laura Jean Rauman                           --                             --
Vice President, Secretary/
  Treasurer

Marian E. Zentmyer                          --                             --
Chief Equity IO & Manager

LSV ASSET MANAGEMENT

    LSV Asset Management ("LSV") is a sub-adviser for the Registrant's SEI VP Large Cap Value Fund. The principal business address of LSV is 200 West Madison Ave, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lakonishok Corporation                      --                             --
General Partner

SEI Funds, Inc.                             --                             --
General Partner

Shleifer Corporation                        --                             --
General Partner

MAZAMA CAPITAL MANAGMENT, LLC

    Mazama Capital Managment, LLC ("Mazama") is a sub-adviser for the Registrant's SEI VP Small Cap Growth Fund. The principal business address of Mazama is One SW Columbia Street, Suite 1860, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald Adair Sauer                          --                             --
Member, President

Jill Ronne Collins                          --                             --
Member, VP Marketing

Brian Paul Alfrey                           --                             --
Member, VP-Administration/Ops

Stephen Charles Brink                       --                             --
Member, VP-Research

MELLON BOND ASSOCIATES, LLP

    Mellon Bond Associates, LLP ("Mellon Bond") is a Sub-Adviser to the Fund's SEI VP Bond Index Fund. The principal business address of Mellon Bond is Mellon Bank Center, 1735 Market Street, Philadelphia, Pennsylvania 19101-7899. Mellon Bond is an investment adviser registered under the Advisers Act.

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------

William Keith Smith              TBCAM Holdings, Inc.              Director
  Executive Committee
                                 Franklin Portfolio                Director
                                   Holdings, Inc.
                                 Boston Safe Advisors, Inc.        Director
                                 Buck Consultants                  Chairman
                                 The Dreyfus Corporation           Chairman
                                 The Bridgewater Land Co., Inc.    President, Director
                                 Mellon Preferred Capital          President, Director
                                   Corporation
                                 Wellington-Medford II             President, Director
                                   Properties, Inc.
                                 TBC Securities Co., Inc.          President, Director
                                 The Boston Company, Inc.          Chairman of The Board, CEO
                                 Boston Safe Deposit and Trust     Chairman of the Board, CEO,
                                   Company                           Director, Chairman of Exec.
                                                                     Committee
                                 Boston Group Holdings, Inc.       CEO, Director, Chairman
                                 Mellon Europe Limited             Director
                                 Laurel Capital Advisors, LLP      Executive Committee
                                 Mellon Equity Associates, LLP     Executive Committee
                                 Mellon Global Investing Corp.     Director
                                 Mellon Financial Services Corp.   Vice Chairman & Director
                                   #18
                                 Mellon Accounting                 Director
                                   Services, Inc.

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 MGIC-UK Ltd.                      Director
                                 Mellon Capital Management Corp.   Director
                                 Mellon Financial Company          Director, Chairman
                                 Mellon Bank, N.A.                 Senior Vice Chairman

Ronald Phillip O'Hanley, III     Franklin Portfolio                Director
  Chairman, Executive Committee    Holdings, Inc.
                                 The Boston Company Asset          Director
                                   Management, Inc.
                                 Boston Safe Advisors, Inc.        Director
                                 Mellon Capital Management         Director
                                   Corporation
                                 Certus Asset Advisors             Director
                                   Corporation
                                 Mellon Equity Associates, LLP     Executive Committee Chairman
                                 Mellon-France Corporation         Director
                                 Laurel Capital Advisors, LLP      Executive Committee
                                 CCF-Mellon Partners               Partner Representative

Christopher Mark Condron         The Boston Company Asset          President, Chairman
  Executive Committee              Management, LLC
                                 TBCAM Holdings, Inc.              President, Director, Chairman
                                 The Dreyfus Corporation           President, CEO, COO, Director
                                 Franklin Portfolio                Director
                                   Holdings, Inc.
                                 Certus Asset Advisors             Director
                                   Corporation
                                 Boston Safe Advisors, Inc.        President, Director
                                 Mellon Capital Management         Director
                                   Corporation
                                 Mellon Equity Associates, LLP     Executive Committee
                                 Mellon Bank, N.A.                 President, COO
                                 Mellon Bank Corporation           Director
                                 The Boston Company, Inc.          Director
                                 Laurel Capital Advisors, LLP      Executive Committee
                                 The Boston Company Financial      President, Director
                                   Strategies, Inc.
James Milton Gockley             Mellon Securities Trust Company   Vice President
  Executive Committee
                                 Dreyfus Investment Services       Vice President
                                   Corporation
                                 Laurel Capital Advisors, LLP      Vice President
                                 Boston Safe Deposit and Trust     General Counsel
                                   Company
                                 The Boston Company, Inc.          General Counsel
                                 Mellon Accounting                 Vice President
                                   Services, Inc.
                                 Mellon Capital Management         Vice President
                                   Corporation
                                 Mellon Equity Associates, LLP     Executive Committee

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 Mellon Financial Services Corp    Vice President
                                   #17
                                 Mellon-France Corporation         Vice President
Paul Roger McCaan                The Dreyfus Corporation           Portfolio Manager
  President/CEO, Executive
  Committee
William Folwell Adam Executive                  --                                --
  Vice President
David Burch Chittim Senior Vice                 --                                --
  President
Joan Antoniazzi Greene           Mellon Equity Associates          Treasurer
  Treasurer
                                 Mellon Capital Management Corp.   Treasurer
                                 Mellon Securities Trust Company   Assistant Treasurer
                                 Mellon Bank                       Treasurer
John Kenneth Milne Executive                    --                                --
  Vice President
Laurie Ann Carroll                              --                                --
  Senior Vice President
Gregory Daniel Curran                           --                                --
  Senior Vice President
Ailsa Taylor Keglar                             --                                --
  Vice President
Christopher Michael Pelligrino                  --                                --
  Vice President
Nancy Gail Rogers                               --                                --
  Vice President
Gerald Alan Thomas Senior Vice                  --                                --
  President
Deborah S. Wingerson                            --                                --
  Vice President

MELLON EQUITY ASSOCIATES, LLP

    Mellon Equity Associates ("Mellon Equity") is a sub-adviser for the Registrant's SEI VP Large Cap Value and SEI VP Small Value Cap Funds. The principal business address of Mellon Equity is 500 Grant Street, Suite 4200, Pittsburgh, PA 15258. Mellon Equity is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Christopher Mark Condron       The Boston Company Asset       Director
Executive Committee Member       Management, LLC

                               Founders Asset Managment, LLC  Chairman & Director

                               TBCAM Holdings, Inc.           Director

                               The Dreyfus Corporation        Chairman, CEO, & Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Franklin Portfolio             Director
                                 Holdings, Inc.

                               Franklin Portfolio             Director
                                 Associates, LLC

                               Certus Asset Advisors          Director
                                 Corporation

                               Boston Safe Advisors, Inc.     Director & President

                               Mellon Capital Management      Director
                                 Corporation

                               Mellon Bond Associates, LLP    Exec. Comm. Member

                               Mellon Bank, N.A.              Director, COO/President

                               Mellon Bank Corporation        Director, COO

                               The Boston Company, Inc.       Vice Chairman & Director

                               Boston Safe Deposit and Trust  Director
                                 Company

                               The Boston Copmany Financial   President & Director
                                 Strategies, Inc.

Ronald P. O'Hanley, III        Franklin Portfolio             Director
Executive Committee Member &     Holdings, Inc.
  Chairman

                               The Boston Company Asset       Director
                                 Managment, Inc.

                               Boston Safe Advisors, Inc.     Director

                               Mellon Capital Managment       Director
                                 Corporation

                               Certus Asset Advisors          Director
                                 Corporation

                               Mellon Bond Associates, LLP    Exec. Comm. Member &
                                                                Chairman

                               Mellon-France Corporation      Director

                               Laurel Capital Advisors, LLP   Executive Committee Member

William Paul Rydell            The Dreyfus Corporation        Group Manager
President/CEO
  Executive Committee Member

James Milton Gockley           Dreyfus Financial Services     Vice President
Executive Committee Member       Corp.

                               Dreyfus Investment Services    Vice President
                                 Corp.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Franklin Portfolio Associates  Chief Legal Officer & Vice
                                 Trust                          President

                               Mellon Securities Trust        Vice President
                                 Company

                               Laurel Capital Advisors, LLP   Vice President

                               Boston Safe Deposit and Trust  General Counsel
                                 Company

                               The Boston Company, Inc.       General Counsel

Patricia Kay Nichols
Executive VP/COO
  Exec. Comm. Member

Mellon Bank, N.A.
Limited Partner (99%)

MMIP, Inc.
General Partner (1%)

Mellon Bank Corporation
Shareholder
  Shareholders of Mellon Bank
  Corporation

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

    Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management") is a sub-adviser for the Registrant's SEI VP Emerging Market Equity Fund. The principal business address of MSDW Investment Management is 1221 Avenue of the Americas, New York, NY 10020. MSDW Investment Management is an investment adviser registered under the Adviser Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Barton M. Biggs                       Morgan Stanley Dean Witter & Co.       Managing Director
Chairman, Director and Managing        Incorporated
Director

Dennis G. Sherva                      Morgan Stanley Dean Witter & Co.       Managing Director
Director and Managing Director         Incorporated

Harold J. Schaff, Jr.                 Morgan Stanley Dean Witter & Co.       Principal
General Counsel, Secretary and         Incorporated
Principal

Donald P. Ryan                        Morgan Stanley Dean Witter & Co.       Principal
Compliance Officer and Principal       Incorporated

John R. Alkire                        Morgan Stanley Dean Witter Asset &     Managing Director
Managing Director                      Investment Trust Management Co.,
                                       Limited

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      Morgan Stanley Dean Witter & Co.       Managing Director
                                       Incorporated

Peter D. Caldecott                    Morgan Stanley Dean Witter             Managing Director
Managing Director and Member of        Investment Management, Ltd.
Executive Committee

                                      Morgan Stanley Dean Witter             Vice President & Investment Manager
                                       International

David Martin Darst                    Morgan Stanley Dean Witter & Co.       Managing Director
Managing Director                      Incorporated

Robert L. Meyer                                        --                    Managing Director
Managing Director

Russell Christopher Platt             Morgan Stanley Dean Witter & Co.       Managing Director
Managing Director                      Incorporated

Vinod Sethi                           Morgan Stanley Dean Witter & Co.       Managing Director
Managing Director                      Incorporated

Marna C. Whittington                  Miller Anderson & Sherrerd, LLP        Exec. Committee Member
Chief Operating Officer, Managing
Director and Member of Executive
Committee

Richard B. Worley                     Miller Anderson & Sherrerd, LLP        Portfolio Manager and Executive
President, Director, Portfolio                                               Committee Member
Manager and Member of Executive
Committee

                                      MAS Fund Distribution, Inc.            Registered Representative

                                      Morgan Stanley & Co. Incorporated      Managing Director

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, INC.

    Nicholas-Applegate Capital Management, Inc. ("Nicholas-Applegate") is a sub-adviser for the Registrant's SEI VP Small Cap Growth Fund. The principal business address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Thomas E. Bleakley                          --                             --
Limited Partner of LP

William H. Chenoweth                        --                             --
Limited Partner of LP

Laura Stanley DeMarco                       --                             --
Limited Partner of LP

Andrew B. Gallagher            Nicholas-Applegate Capital     Partner, Portfolio Manager,
Limited Partner of LP            Management                     Institutional Equity
                                                                Management

Richard E. Graf                             --                             --
Limited Partner of LP

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Peter J. Johnson                            --                             --
Limited Partner of LP

Jill B. Jordon                 Nicholas-Applegate Capital     Head of Global Sales and
Limited Partner of LP            Management                     Marketing

                               Nicholas-Applegate Securities  Senior Vice President and
                                                                Head of Institutional
                                                                Business

John J. Kane                                --                             --
Limited Partner of LP

James E. Kellerman                          --                             --
Limited Partner of LP

George C. Kenney                            --                             --
Limited Partner of LP

Pedro V. Marcal                             --                             --
Limited Partner of LP

James T. McComsey                           --                             --
Limited Partner of LP

John J.P. McDonnell            Nicholas-Applegate Capital     COO
Limited Partner of LP            Management

Edward B. Moore, Jr.                        --                             --
Limited Partner of LP

Loretta J. Morris                           --                             --
Limited Partner of LP

Arthur E. Nicholas             Nicholas-Applegate Securites   President, Chairman
Managing Partner

                               Nicholas-Applegate Capital     Managing Partner, President
                                 Managment                      of General Partner, CIO

John R. Pipkin                              --                             --
Limited Partner of LP

Frederick S. Robertson         Nicholas-Applegate Capital     CIO/Fixed Income
Limited Partner of LP            Management

Catherine C. Somhegyi          Nicholas-Applegate Capital     CIO, Global Equity
Limited Partner of LP            Management                     Management, Partner, and
                                                                Portfolio Manager

Lawrence S. Speidell                        --                             --
Limited Partner of LP

Todd L. Spillane                            --                             --
Vice President, Director of
  Compliance

James W. Szabo                 Nichoas-Applegate Capital      General Partner of Global
Limited Partner of LP            Management Holdings LP         Holding and Nicholas-
                                                                Applegate Capital
                                                                Management

                               Nicholas-Applegate Capital     General Partner of General
                                 Management Holdings Inc.       Partner

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Nicholas-Applegate Capital     Limited Partner of LP
                                 Management Inc.

Nicholas-Applegate Global                   --                             --
  Holding Co. LP
Limited Partner

Nicholas-Applegare Capital                  --                             --
  Management, Inc.
Limited Partner of Limited
  Partner

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT, INC.

    Nomura Corporate Research and Asset Management, Inc. ("Nomura") is a sub-adviser for the Registrant's SEI VP High Yield Bond Fund. The principal business address of Nomura is Two World Financial Center, Building B, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Nomura Holding America Inc.                 --                             --
Shareholder

The Nomura Securities Co.,                  --                             --
  Ltd.
Shareholder

Robert NMN Levine                           --                             --
President, CEO and Board
  Member

Richard Alan Buch                           --                             --
Board Member, Managing
  Director and Head Trader

Douglas Reed Metcalf                        --                             --
Director

Shigeki NMN Fujitani           Nomura Securities              Managing Director
Board Member                     International, Inc.

Joseph Redmond Schmuckler      Nomura Securities Global       Co-Chairman of the Board
Co-Chairman of the Board         Investments Advisors, Inc.

                               Nomura Holding America Inc.    Executive Managing Director

                               Nomura Securities              Co-Pres., Co-CEO & Board
                                 International                  Member

OECHSLE INTERNATIONAL ADVISORS, LLC

    Oechsle International Advisors, LLC ("Oechsle") is a sub-adviser for the Registrant's SEI VP International Equity Fund. The principal business address of Oechsle is One International Place, 23rd Floor, Boston, Massachusetts 02110. Oechsle is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
S. Dewey Keesler               --                             --
CIO and Principal
Stephen P. Langer              --                             --
Principal/Director of
  Marketing

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Sean Roche                     --                             --
COO and Principal
Warren Walker                  --                             --
Principal/Portfolio Manager

PROVIDENT INVESTMENT COUNSEL, INC.

    Provident Investment Counsel, Inc. ("Provident") is a sub-adviser for the Registrant's SEI VP Large Cap Growth Fund. The principal business address of Provident is 300 North Lake Avenue, Pasadena, CA 91101. Provident is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Aaron Webster Lee Eubanks,                  --                             --
  Sr.
SVP, COO

Thomas John Condon                          --                             --
Managing Director

Lauro F. Guerra                             --                             --
Managing Director

George Edward Handtmann III                 --                             --
Executive Managing Director

Robert Marvin Kommerstad                    --                             --
President/Chairman

Jeffrey John Miller                         --                             --
Managing Director

Larry Dee Tashjian                          --                             --
Executive Managing Director

William Todd Warnick                        --                             --
V.P., CFO

Jeffrey Dale Lovell            Putnam, Lovell                 Managing Director & President
Director

Thomas Michael Mitchell                     --                             --
Managing Director

Frederick Brown Windle                      --                             --
Managing Director

RS INVESTMENT MANAGEMENT, L.P.

    RS Investment Management, L.P. ("RS") is a sub-adviser for the Registrant's SEI VP Small Cap Growth Fund. The principal business address of Robertson is 555 California Street, Suite 2600, San Francisco, California 94104. RS is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
RS Regulated 1 LLC (RSR1)                   --                             --

Robertson Stephens Investment               --                             --
Member of RSR1

Bank America Corporation                    --                             --
Indirect Parent

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
George Randall Hecht           Robertson, Stephens & Co.      Indirect Owner
Director and President           Investment Management, L.P.

                               Roberston, Stephens            President, CEO, Director &
                                 Investment                     Indirect Owner
                                 Management, Inc.

                               Robertson, Stephens            Trustee
                                 Investment Trust

Paul Harbor Stephens           Roberston, Stephens            Indirect Owner
Member of Group                  Investment
                                 Management, Inc.

David James Evans, III                      --                             --
Secretary, Sec. Analyst,
  Portfolio Manager

SALOMON BROTHERS ASSET MANAGEMENT INC.

    Salomon Brothers Asset Management Inc. ("SBAM") is the sub-adviser for the Registrant's SEI VP Emerging Markets Debt Portfolio. The principal address of SBAM is 7 World Trade Center, New York, New York 10048. SBAM is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Andrew W. Alter                       Salomon Brothers Inc.                  Counsel
Assistant Secretary

Howard M. Darmstadter                 Travelers Group, Inc.                  Assistant General Counsel
Assistant Secretary

Vilas V. Gadkari                      Salomon Brothers Asset Management      Managing Director & Chief Investment
Managing Director                      Limited                               Officer

                                      Salomon Brothers Inc.                  Managing Director

                                      Salomon Brothers International         Managing Director
                                       Limited

Thomas W. Jasper                      Salomon Brothers Inc.                  Managing Director
Treasurer

Ross S. Margolies                     Salomon Brothers Inc.                  Managing Director
Managing Director

Heath B. McLendon                     Salomon Smith Barney                   Managing Director
Managing Director

                                      Smith Barney Strategy Advisers Inc.    Director, Chairman

                                      The Travelers Investment Management    Director
                                       Company

Mary L. McNiff                        Salomon Brothers Inc.                  Director
Director

Pamela P. Milunovich                  Salomon Brothers Inc.                  Director
Director

Nancy A. Noyes                        Salomon Brothers Inc.                  Director
Director

Maureen J. O'Callaghan                Salomon Brothers Inc.                  Director
Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Marcus A. Peckman                     Salomon Brothers, Inc.                 Director
Director-Chief Financial Officer

Michael F. Rosenbaum                  Salomon Smith Barney Inc.              Managing Director
Chief Legal Officer, General Counsel

                                      Salomon Brothers Asset Management      Chief Legal Officer
                                       Limited

                                      Salomon Brothers Asset Management      Chief Legal Officer
                                       Asia Pacific Limited

                                      The Travelers Group Inc.               General Counsel to Asset Management

Mitchel J. Schulman                   Salomon Brothers Inc.                  Director, COO-Portfolios
Director, COO-Portfolios

Jeffrey S. Scott                                       --                                     --
Chief Compliance Officer

Beth A. Simmel                        Salomon Brothers Inc.                  Director
Director

David A. Torchia                      Salomon Brothers Inc.                  Director
Director

Peter J. Wilby                        Salomon Brothers Inc.                  Managing Director
Managing Director

SANFORD C. BERNSTEIN & CO., INC.

    Sanford C. Bernstein & Co., Inc. ("Bernstein") is a sub-adviser for the Registrant's SEI VP Large Cap Value Fund. The principal business address of Bernstein is 767 Fifth Avenue, New York, New York 10153. Bernstein is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lewis A. Sanders                            --                             --
Chairman of the Board, Chief
  Executive Officer, Director
Roger Hertog                                --                             --
President and Chief Operating
  Officer
Andrew S. Adelson                           --                             --
Senior Vice President, Chief
  Investment Officer--
  International Equities,
  Director
Kevin R. Brine                              --                             --
Senior Vice President--Global
  Asset Management Services,
  Director
Charles C. Cahn, Jr.                        --                             --
Senior Vice President,
  Director of Global Fixed
  Income, Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Marilyn Goldstein Fedak                     --                             --
Senior Vice President, Chief
  Investment Officer--U.S.
  Equities, Director
Michael L. Goldstein                        --                             --
Senior Vice President--Chief
  Investment Strategist,
  Director
Thomas S. Hexner                            --                             --
Senior Vice
  President--Private Client
  Services
Gerald M. Lieberman                         --                             --
Senior Vice
  President--Finance and
  Administration
Jean Margo Reid                             --                             --
Senior Vice President,
  General Counsel, Director
Francis H. Trainer, Jr.                     --                             --
Senior Vice President, Chief
  Investment Officer--Fixed
  Income, Director

SAWGRASS ASSET MANAGEMENT, LLC

    Sawgrass Asset Management, LLC ("Sawgrass") is a sub-adviser for the Registrant's SEI VP Small Cap Growth Fund. The principal business address of Sawgrass is 4337 Pablo Oaks Court, Building 200, Jacksonville, Florida 32224. Sawgrass is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Sawgrass Asset                              --                             --
  Management, Inc.
  ("S.A.M., Inc.")
Member, Shareholder of 50%

AmSouth Bank                                --                             --
Member, Shareholder of 50%

AmSouth Bancorporation                      --                             --
100% Shareholder of AmSouth
  Bank

Andrew M. Cantor               S.A.M., Inc.                   1/3 Owner
Principal

Dean E. McQuiddy               S.A.M., Inc.                   1/3 Owner
Principal

Brian K. Monroe                S.A.M., Inc.                   1/3 Owner
Principal

SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP, INC.

    Security Capital Global Capital Management Group, Inc. is a Sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of Security Capital Global Capital Management

Group, Inc. is 11 South LaSalle St., Chicago, IL 60603. Security Capital Global Capital Management Group, Inc. is an investment adviser registered under the Adviser Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Security Capital Investment                 --                             --
  Research Incorporated
  ("SCIR")
Owner

Security Capital Group                      --                             --
  Incorporated
100% Owner of SCIR

Kevin W. Bedell                             --                             --
Senior Vice President

Jeff A. Jacobson                            --                             --
Managing Director

Anthony R. Manno, Jr.                       --                             --
President, Director, and
  Managing Director

Daniel F. Miranda                           --                             --
Managing Director

Jeffrey C. Nellessen                        --                             --
Vice President, Secretary,
  Treasurer, and Controller

Kenneth D. Statz                            --                             --
Managing Director

STI CAPITAL MANAGEMENT, N.A.

    STI Capital Management, N.A. is an investment sub-adviser for the SEI VP Capital Appreciation and Balanced Funds. The principal business address of STI Capital Management, N.A. is 200 South Orange Avenue--SOAB 8th Floor, Orlando, FL 32802. STI Capital Management, N.A. is an investment adviser registered under the Adviser Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Larry M. Cole
Managing Director, Client
  Service

L. Earl Denney
Managing Director, Fixed
  Income

Hunting Deutsch
Member, Board of Directors

Anthony R. Gray
Chief Executive Officer

Elliott A. Perny
Managing Director, Mid-Cap
  Equity

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andre B. Praoto
Managing Director, Marketing,
  Operations and Compliance

Jonathan D. Rich
Member, Board of Directors

Mills A. Riddick
Managing Director, Value
  Equity

Ronald M. Schwartz
Managing Director, Fixed
  Income

E. Jeoner Wood, III
Member, Board of Directors

James R. Wood
President & Chief Operations
  Officer; Chairman, Board of
  Directors

SEI INVESTMENTS MANAGEMENT CORPORATION

    SEI Investments Management Corporation ("SIMC") is the adviser for the SEI VP Large Cap Value, SEI VP Large Cap Growth, SEI VP Small Cap value, SEI VP Small Cap Growth, SEI VP Index, SEI VP Emerging Markets Equity, SEI VP International Equity, SEI VP Core Fixed Income, SEI VP High Yield Bond, SEI VP Bond Index, SEI VP International Fixed Income SEI VP Emerging Markets Debt Funds. The principal address of SIMC is Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Alfred P. West, Jr.                   SEI Investments Company                Chairman, CEO
Chairman, CEO, Director

                                      SEI Investments                        Director, Chairman of the Board of
                                       Distribution Co.                      Directors

                                      SEI Inc. (Canada)                      Director

                                      SEI Ventures, Inc.                     Director, Chairman, President

                                      SEI Funds, Inc.                        CEO, Chairman of the Board of
                                                                             Directors

                                      Rembrandt Financial Services Company   Chairman of the Board of Directors

                                      SEI Global Investment Corp.            Director, CEO, Chairman

                                      SEI Investments Global Management      Chairman, CEO
                                       (Cayman), Limited

                                      SEI Capital AG                         Director, Chairman of the Board

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Capital                     Director, CEO, Chairman
                                       Investments, Inc.

                                      CR Financial Services Company          Director, Chairman of the Board

                                      CR Capital Resources, Inc.             Director, Chairman of the Board

                                      SEI Investments Mutual Fund Services   Chairman, CEO

                                      SEI Investments Fund Management        Chairman, CEO

                                      SEI Global Holdings (Cayman) Inc.      Chairman, CEO

                                      SEI Investments De Mexico              Director

                                      SEI Asset Korea                        Director

Carmen V. Romeo                       SEI Investments Company                Director, Executive Vice President,
Executive Vice President, Director                                           President-Investment Advisory Group

                                      SEI Investments                        Director
                                       Distribution Co.

                                      SEI Trust Company                      Director

                                      SEI Investments, Inc.                  Director, President

                                      SEI Investments Developments, Inc.     Director, President

                                      SEI Funds, Inc.                        Director, Executive Vice President

                                      Rembrandt Financial Services Company   Director, Executive Vice President

                                      SEI Global Capital                     Executive Vice President
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Director, President

                                      CR Financial Services Company          Director

                                      CR Capital Resources, Inc.             Director

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

Richard B. Lieb                       SEI Investments Company                Director, Executive Vice President,
Director, Executive Vice President                                           President-Investment Systems &
                                                                             Services Division

                                      SEI Investments                        Director, Executive Vice President
                                       Distribution Co.

                                      SEI Trust Company                      Director, Chairman of the Board

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments-Global Fund Services   Director
                                       Limited

                                      CR Capital Resources, Inc.             Director

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

Edward Loughlin                       SEI Investments Company                Executive Vice President,
Executive Vice President                                                     President-Asset Management Division

                                      SEI Trust Company                      Director

                                      SEI Insurance Group, Inc.              Director, President, Secretary

                                      SEI Funds, Inc.                        Executive Vice President

                                      SEI Advanced Capital                   Director, President
                                       Management, Inc.

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

                                      Primus Capital Advisors Company        Director

Dennis J. McGonigle                   SEI Investments Company                Executive Vice President
Executive Vice President

                                      SEI Investments                        Executive Vice President
                                       Distribution Co.

                                      SEI Investments Mutual Fund Services   Senior Vice President

                                      SEI Investments Fund Management        Senior Vice President

Michael Arizin                                         --                                     --
Senior Vice President, Managing
Director

Ed Daly                                                --                                     --
Senior Vice President, Managing
Director

Leo J. Dolan, Jr.                     SEI Distribution Co.                   Senior Vice President
Senior Vice President

                                      Rembrandt Financial Services Company   Senior Vice President

                                      SEI Investments Mutual Fund Services   Senior Vice President

                                      SEI Investments Fund Management        Senior Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Mick Duncan                           SEI Investments Mutual Fund Services   Vice President, Team Leader
Senior Vice President, Managing
Director

                                      SEI Investments Fund Management        Vice President, Team Leader

Carl A. Guarino                       SEI Investments Company                Senior Vice President
Senior Vice President

                                      SEI Investments Distribution Company   Senior Vice President

                                      Rembrandt Financial Services Company   Director, Vice President

                                      SEI Global Investments Corp.           Senior Vice President

                                      SEI Global Investments (Cayman)        Director
                                       Limited

                                      SEI Investments Global, Limited        Director

                                      SEI Global Holdings (Cayman) Inc.      Director

                                      SEI Investments Argentina S.A.         Director

                                      SEI Investments De Mexico              Director

                                      SEI Investments (Europe) Ltd.          Director

Larry Hutchison                       SEI Investments                        Senior Vice President
Senior Vice President                  Distribution Co.

Robert S. Ludwig                      SEI Funds, Inc.                        Vice President
Senior Vice President, CIO

                                      SEI Investments Mutual Fund Services   Vice President, Team Leader

                                      SEI Investments Fund Management        Vice President, Team Leader

Jack May                              SEI Investments                        Senior Vice President
Senior Vice President                  Distribution Co.

James V. Morris                                        --                                     --
Senior Vice President, Managing
Director

Steve Onofrio                                          --                                     --
Senior Vice President, Managing
Director

Kevin P. Robins                       SEI Investments Company                Senior Vice President, General
Senior Vice President, General                                               Counsel, Assistant Secretary
Counsel, Secretary

                                      SEI Investments                        Senior Vice President, General
                                       Distribution Co.                      Counsel, Secretary

                                      SEI Inc. (Canada)                      Senior Vice President, General
                                                                             Counsel, Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Trust Company                      Director, Senior Vice President,
                                                                             General Counsel, Assistant Secretary

                                      SEI Investments, Inc.                  Senior Vice President, General
                                                                             Counsel, Secretary

                                      SEI Ventures, Inc.                     Senior Vice President, General
                                                                             Counsel, Secretary

                                      SEI Investments Developments, Inc.     Senior Vice President, General
                                                                             Counsel, Secretary

                                      SEI Insurance Group, Inc.              Senior Vice President, General
                                                                             Counsel

                                      SEI Funds, Inc.                        Senior Vice President, General
                                                                             Counsel, Secretary

                                      Rembrandt Financial Services Company   Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Senior Vice President, General
                                                                             Counsel, Secretary

                                      SEI Advanced Capital                   Senior Vice President, General
                                       Management, Inc.                      Counsel, Secretary

                                      SEI Global Capital                     Senior Vice President, General
                                       Investments Inc.                      Counsel, Secretary

                                      SEI Primus Holding Corp.               Senior Vice President, General
                                                                             Counsel, Secretary

                                      CR Financial Services Company          Senior Vice President, General
                                                                             Counsel, Secretary

                                      CR Capital Resources, Inc.             Senior Vice President

                                      SEI Investments Mutual Fund Services   Senior Vice President, General
                                                                             Counsel, Secretary

                                      SEI Global Holdings (Cayman) Inc.      Director, General Counsel, Secretary

Kenneth Zimmer                                         --                                     --
Senior Vice President, Managing
Director

Robert Aller                          SEI Investments Distribution Company   Vice President
Vice President

Timothy D. Barto                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Jay Brown                                              --                                     --
Vice President

Todd Cipperman                        SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments                        Vice President, Assistant Secretary
                                       Distribution Co.

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Developments, Inc.                 Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      Rembrandt Financial Services Company   Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Director, Vice President, Assistant
                                       Management, Inc.                      Secretary

                                      SEI Investments Global (Cayman),       Director, Vice President, Assistant
                                       Limited                               Secretary

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Investments Global, Limited        Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Global Holdings (Cayman) Inc.      Director, Vice President, Assistant
                                                                             Secretary

                                      SEI Investments (Europe) Ltd.          Director

S. Courtney E. Collier                SEI Investments                        Vice President, Assistant Secretary
Vice President, Assistant Secretary    Distribution Co.

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Robert Crudup                         SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Richard A. Deak                       SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Melissa Doran Rayer                                    --                                     --
Vice President

Michael Farrell                                        --                                     --
Vice President

James R. Foggo                        SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital Management Inc.   Vice President, Assistant Secretary

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Vic Galef                             SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Lydia A. Gavalis                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Greg Gettinger                        SEI Investments Company                Vice President
Vice President

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President

                                      SEI Investments, Inc.                  Vice President

                                      SEI Ventures, Inc.                     Vice President

                                      SEI Investments Developments, Inc.     Vice President

                                      SEI Funds, Inc.                        Vice President

                                      SEI Global Investments Corp.           Vice President

                                      SEI Advanced Capital                   Vice President
                                       Management, Inc.

                                      SEI Global Capital                     Vice President
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President

                                      SEI Investments Mutual Fund Services   Vice President

                                      SEI Investments Fund Management        Vice President

Susan R. Hartley                                       --                                     --
Vice President

Kathy Heilig                          SEI Inc. (Canada)                      Vice President, Treasurer
Vice President, Treasurer

                                      SEI Investments Company                Vice President, Treasurer, Chief
                                                                             Accounting Officer

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President, Treasurer

                                      SEI Ventures, Inc                      Vice President, Treasurer

                                      SEI Insurance Group, Inc.              Vice President, Treasurer

                                      SEI Realty Capital Corporation         Vice President, Treasurer

                                      Rembrandt Financial Services Company   Vice President, Treasurer

                                      SEI Global Investments Corp.           Director, Vice President, Treasurer

                                      SEI Advanced Capital                   Director, Vice President, Treasurer
                                       Management, Inc.

                                      SEI Investments Global (Cayman),       Vice President, Treasurer
                                       Limited

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      CR Capital Resources, Inc.             Vice President, Treasurer

                                      SEI Investments Mutual Fund Services   Vice President, Treasurer

                                      SEI Investments Fund Management        Vice President, Treasurer

                                      SEI Global Holdings (Cayman) Inc.      Vice President, Treasurer

Kim Kirk                              SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments-Global Fund Services   Director
                                       Limited

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

John Krzeminski                       SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Vicki Malloy                          SEI Investments Mutual Fund Services   Vice President, Team Leader
Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Team Leader

Christine M. McCullough               SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Carolyn McLaurin                      SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Mary Jean Melair                                       --                                     --
Vice President

Roger Messina                                          --                                     --
Vice President

Cynthia M. Parish                     SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      Rembrandt Financial Services Company   Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Global Holdings (Cayman) Inc.      Vice President, Assistant Secretary

                                      SEI Investments (Europe) Ltd.          Director

Robert Prucnal                                         --                                     --
Vice President

Edward T. Searle                      SEI Investments Distribution Company   Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Daniel Spaventa                       SEI Investments Distribution Company   Vice President
Vice President

Kathryn L. Stanton                    SEI Investments Company                Vice President
Vice President

                                      SEI Investments                        Vice President
                                       Distribution Co.

                                      CR Financial Services Company          Secretary, Treasurer

                                      CR Capital Resource, Inc.              Secretary

                                      SEI Investments Mutual Fund Services   Vice President

                                      SEI Investments Fund Management        Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Lynda J. Striegel                     SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Mary Vogan                                             --                                     --
Vice President

Raymond B. Webster                                     --                                     --
Vice President

Susan R. West                                          --                                     --
Vice President, Managing Director

Lori L. White                         SEI Investments                        Vice President, Assistant Secretary
Vice President, Assistant Secretary    Distribution Co.

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Mark S. Wilson                                         --                                     --
Vice President

Wayne M. Withrow                      SEI Investments                        Vice President, Managing Director
Vice President, Managing Director      Distribution Co.

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

SG PACIFIC ASSET MANAGEMENT, INC.

    SG Pacific Asset Management, Inc. ("SG Pacific") is a sub-adviser for the Registrant's SEI VP International Equity and SEI VP Emerging Markets Equity Funds. The principal business address of SG Pacific is 30 Wall Street, 8th Floor, New York, New York 10005. SG Pacific is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Masatada Honmura                      SG Yamaichi Asset Management           President
Director

Yoichi Kataoka                        SG Yamaichi Asset Management           Managing Director
President, Director

SGY ASSET MANAGEMENT (SINGAPORE) LIMITED

    SGY Asset Management (Singapore) Limited ("SGY") is a sub-adviser for the Registrant's SEI VP International Equity and SEI VP Emerging Markets Equity Funds. The principal address of SGY is 138 Robinson Road #13-01/05, Hong Leong Center, Singapore, 068906. SGY is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Marco Sau Kwan Wong                                    --                                     --
Director, CIO

Winson Kwan Ming Fong                                  --                                     --
Senior Portfolio Manager

Laurent Michel Bertiau                Societe Generale Asset Management      Director, CEO
Managing Director, CEO                 (Asia) Ltd., Singapore

Akio Mizuta                                            --                                     --
Director, COO

Phillippe Collas                                       --                                     --
Director

Tokuo Ukon                                             --                                     --
Director

Christian D'allest
Director

SG YAMAICHI ASSET MANAGEMENT CO., LTD.

    SG Yamaichi Asset Management Co., Ltd. ("SG Yamaichi") is a sub-adviser for the Registrant's SEI VP International Equity Fund. The principal business address of SG Yamaichi is 5-1. Nihombashi Kabutocho, Chuo-ku, Tokyo 103, Japan. SG Yamaichi is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Masatada Honmura                      SG Pacific Asset Management            Director
President

Katsumi Deguchi                                        --                                     --
Executive Vice President

Michel Fromaget                                        --                                     --
Executive Vice President

Masami Fukuoka                                         --                                     --
Auditor

Naoshi Saito                                           --                                     --
Managing Director

Shigeharu Shiraishi                                    --                                     --
Managing Director

Teijiro Yamada                                         --                                     --
Auditor

Yoichi Kataoka                        SG Pacific Asset Management            President, Director
Managing Director

Christian D'allest                    Societe Generale Asset Management      Head of International Network
Director

                                      SGY Asset Management (Singapore)       Director
                                       Limited

Tomoko Sasahara                                        --                                     --
Auditor

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Tukuo Ukon                            SGY Asset Management (Singapore)       Director
Executive Vice President               Limited

Takeo Igeta                                            --                                     --
Compliance Officer

Bruno Leroy                                            --                                     --
Executive Officer

Hisatoshi Okawa                                        --                                     --
Executive Officer

Akifumi Ohsawa                                         --                                     --
Executive Officer

Osamu Sadasue                                          --                                     --
Executive Officer

Minoru Matsuno                                         --                                     --
Executive Officer

Hiroyoshi Nakagawa                                     --                                     --
Investment Officer

Kazuyuki Kawarazaki                                    --                                     --
Investment Officer

STRATEGIC FIXED INCOME, LLC

    Strategic Fixed Income, LLC ("SFI") is a sub-adviser for the Registrant's SEI VP International Fixed Income Fund. The principal business address of SFI is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209. SFI is an investment adviser registered under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Gobi Investment, Inc.                                  --                                     --
Manager

Strategic Investment Management                        --                                     --
(SIM)
Member

Kenneth A. Windheim                                    --                                     --
President, Treasurer, CIO, CEO

Patricia M. Arcoleo                                    --                                     --
Vice President, Secretary, COO

TCW FUNDS MANAGEMENT, INC.

    TCW Funds Management, Inc. ("TCW") is an investment sub-adviser for the Registrant's SEI VP Large Cap Growth Fund. The principal address of TCW is 865
S. Figuero Street, Suite 1800, Los Angeles, CA 90017. TCW is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alvin Robert Albe, Jr.         TCW/Latin America Partners,    Managing Director
Director, President & CEO        L.L.C.

                               TCW Advisors, Inc.             Director, Chairman &
                                                                President

                               TCW Asia Limited               Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               TCW London International,      Managing Director, Chief
                                 Limited                        Administrative Officer & VP

                               TCW Asset Management Company   Director/Exec. VP--Finance &
                                                                Admin.

                               Trust Company of the West      Director/Exec. VP--Finance &
                                                                Admin.

                               The TCW Group, Inc.            Exec. VP--Finance & Admin.

Mark Louis Attanasio           TCW/Crescent                   Director, Managing
Group MD & CIO--                 Mezzanine, L.L.C.              Director & Portfolio
  Fixed Income, Below                                           Manager
  Investment Grade

                               TCW Asset Management Company   Director & Group Managing
                                                                Director & CIO--Below
                                                                Investment Grade Fixed
                                                                Income

                               Trust Company of the West      Group Managing Director &
                                                                CIO--Below Investment Grade
                                                                Fixed Income

                               Crescent MACH I G.P.           Director
                                 Corporation

Philip Alan Barach             TCW Advisors, Inc.             Group Managing director &
Grp. MD & CIO--                                                 CIO--Investment Grade Fixed
  Fixed Income Investment                                       Income
  Grade

                               TCW Asset Management Company   Director & Group Managing
                                                                director & CIO--Investment
                                                                Grade Fixed Income

                               Trust Company of the West      Group Managing director &
                                                                CIO--Investment Grade Fixed
                                                                Income

Javier Weichers Baz            TCW/Latin America Partners     Managing Director
Managing Director, CIO--         L.L.C.
  International

                               TCW London International,      Director, President & CEO
                                 Limited

                               TCW Asia Limited               CIO--International

                               TCW Asset Management Company   Director & Managing Director,
                                                                CIO--International &
                                                                Chairman, International
                                                                Asset Allocation Committee

                               Trust Company of the West      Managing Director, CIO--
                                                                International & Chairman,
                                                                International Asset
                                                                Allocation Committee

Michael Edward Cahill          TCW/Latin America              General Counsel and Assistant
General Counsel, Sec. &          Partners, L.L.C.               Secretary
  Managing Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               TCW/Crescent Mezzanine,        Managing Director, General
                                 L.L.C.                         Counsel & Secretary

                               TCW Advisors, Inc.             Managing Director, General
                                                                Counsel & Secretary

                               TCW Asia Limited               Director

                               TCW London International,      Director & Managing Director,
                                 Limited                        General Counsel, VP &
                                                                Assistant Secretary

                               TCW Asset Management Company   Director, Managing Director,
                                                                General Counsel & Secretary

                               Trust Company of the West      Managing Director, General
                                                                Counsel & Secretary

                               The TCW Group, Inc.            Managing Director, General
                                                                Counsel & Secretary

Ernest Odin Ellison            TCW Asset Management Company   Chairman, Investment Policy
Ch., Investment Policy                                          Committee
  Committee

                               TCW London International,      Director--Vice Chairman
                                 Limited

                               The TCW Group, Inc.            Director--Vice Chairman

                               Trust Company of the West      Director--Vice Chairman,
                                                                Chairman, Investment Policy
                                                                Committee

                               TCW Special Credits            Investment Oversight & Review
                                                                Committee

                                                              Investments/Approval/Review
                                                                Committee

Douglas Stephen Foreman        TCW Asset Management Company   Group Managing Director,
Group MD & CIO U.S. Equities                                    Chief Investment Officer--
                                                                U.S. Equities

                               Trust Company of the West      Group Managing Director,
                                                                Chief Investment Officer--
                                                                U.S. Equities

Robert Maxwell Hanisee         TCW Asset Management Company   Group Managing Director,
MD & IO--Private Client                                         Chief Investment Officer--
  Services                                                      Private Client Services

                               Trust Company of the West      Managing Director, Chief
                                                                Investment Officer--Private
                                                                Client Services

Thomas Ernest Larkin, Jr.      TCW Advisors, Inc.             Director--Vice Chairman
Chairman of the Board

                               TCW Asset Management Company   Director--Vice Chairman

                               Trust Company of the West      Director and President

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               The TCW Group, Inc.            Director, Exec. VP & Managing
                                                                Director

Hillary Gillian Darcy Lord     TCW Advisors, Inc.             Managing Director, CCO &
Managing Director, CCO, &                                       Asst. Secretary
  Asst. Secretary

                               The TCW Group, Inc.            Managing Director, CCO &
                                                                Asst. Secretary

                               TCW Asset Management Company   Managing Director, CCO

                               Trust Company of the West      Managing Director, CCO

William Charles Sonneborn      TCW Advisors, Inc.             Managing Director, CFO &
CFO, Managing Director, &                                       Asst. Secretary
  Asst. Sec.

                               TCW Asset Management Company   Director, Managing Director,
                                                                CFO & Asst. Secretary

                               TCW/Crescent                   CFO, Managing Director
                                 Mezzanine, L.L.C.

                               TCW London International,      Managing Director, CFO
                                 Limited

                               Trust Company of the West      Managing Director, CFO &
                                                                Asst. Secretary

                               The TCW Group, Inc.            Managing Director, CFO &
                                                                Asst. Secretary

                               TCW/Latin American             CFO & Treasurer
                                 Partners, L.L.C.

Marc Irwin Stern               TCW/Latin America              Managing Director
Director, Chairman               Partners, L.L.C.

                               TCW/Crescent                   Director
                                 Mezzanine, L.L.C.

                               TCW Advisors, Inc.             Director, Vice Chairman

                               TCW Special Credits            Investment Oversight & Review
                                                                Committee Member

                               TCW Asia Limited               Director, Chairman

                               TCW London International,      Director, Chairman, Chairman
                                 Limited                        of the Board

                               TCW Asset Management Company   President & Vice Chairman

                               The TCW Group, Inc.            Director & President

                               Trust Company of the West      Director, Exec. VP & Group
                                                                Managing Director

    Wellington Management Company, LLP ("Wellington Management") serves as an investment adviser for each of the SEI VP Prime Obligation Fund Fund. The principal address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Kenneth Lee Abrams                            --                             --
  General Partner
Nicholas Charles Adams                        --                             --
  General Partner
Rand Charles Alexander                        --                             --
  General Partner
Deborah Louise Allison                        --                             --
  General Partner
James Halsey Averill                          --                             --
  General Partner
Karl E. Bandtel                               --                             --
  General Partner
Marie-Claude Petit Bernal                     --                             --
  General Partner
William Nicholas Booth                        --                             --
  General Partner
Paul Braverman                                --                             --
  General Partner
Robert A. Bruno                               --                             --
  General Partner
Pamela Dippel                                 --                             --
  General Partner
Robert Wren Doran                  Wellington Trust Company,  Director & Chairman of the Board
  General Partner                    NA                         and of the Executive Committee
Charles Townsend Freeman                      --                             --
  General Partner
Laurie Allen Gabriel                          --                             --
  General Partner
Frank Joseph Gilday, III                      --                             --
  General Partner
John Herrick Gooch                 Wellington Management      Partner
  General Partner                    International
                                   Wellington Trust Company,  Director & Vice President
                                     NA
Nicholas Peter Greville            Wellington Management      Partner
  General Partner                    International
Paul J. Hammel                                --                             --
  General Partner
William Claude Sandifer Hicks                 --                             --
  General Partner
Paul David Kaplan                             --                             --
  General Partner
John Charles Keogh                            --                             --
  General Partner
George Cabot Lodge, Jr.                       --                             --
  General Partner

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Nancy T. Lukitsh                   Wellington Trust Company,  Director & Vice President
  General Partner                    NA
Mark T. Lynch                                 --                             --
  General Partner
Christine Smith Manfredi                      --                             --
  General Partner
Patrick John McCloskey                        --                             --
  General Partner
Earl Edward McEvoy                            --                             --
  General Partner
Duncan Mathieu McFarland           Wellington Management      Partner
  General Partner                    International
                                   Wellington Trust Company,  Director & Vice Chairman
                                     NA
Paul Mulford Mecray, III                      --                             --
  General Partner
Matthew Edward Megargel                       --                             --
  General Partner
James Nelson Mordy                            --                             --
  General Partner
Diane Carol Nordin                            --                             --
  General Partner
Stephen T. O'Brien                            --                             --
  General Partner
Edward Paul Owens                             --                             --
  General Partner
Saul Joseph Pannell                           --                             --
  General Partner
Thomas Louis Pappas                           --                             --
  General Partner
David Minter Parker                           --                             --
  General Partner
Jonathan Martin Payson             Wellington Trust Company,  Director & President
  General Partner                    NA
Stephen Michael Pazuk              Wellington Management      Partner
  General Partner                    International
Robert Douglas Rands                          --                             --
  General Partner
Eugene Edward Record, Jr.                     --                             --
  General Partner
James Albert Rullo                            --                             --
  General Partner
John Robert Ryan                              --                             --
  General Partner
Joseph Harold Schwartz                        --                             --
  General Partner

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Theodore Shasta                               --                             --
  General Partner
Binkley Calhoun Shorts                        --                             --
  General Partner
Trond Skramstad                               --                             --
  General Partner
Catherine Anne Smith                          --                             --
  General Partner
Stephen Albert Soderberg                      --                             --
  General Partner
Brendan James Swords                          --                             --
  General Partner
Harriett Tee Taggart                          --                             --
  General Partner
Perry Marques Traquina                        --                             --
  General Partner
Gene Roger Tremblay                           --                             --
  General Partner
Mary Ann Tynan                                --                             --
  General Partner
Clare Villari                                 --                             --
  General Partner
Ernst Hans von Metzach                        --                             --
  General Partner
James Leland Walters               Wellington Trust Company,  Director, Senior Trust Officer &
  General Partner                    NA                         Trust Counsel
Kim Williams                                  --                             --
  General Partner
Francis Vincent Wisneski, Jr.                 --                             --
  General Partner

WESTERN ASSET MANAGEMENT COMPANY

    Western Asset Management Company ("Western") is a sub-adviser for the Registrant's SEI VP Core Fixed Income Fund. The principal business address of Western is 117 East Colorado Boulevard, Pasadena, California 91105. Western is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Carl L. Eichstaedt                          --                             --
Portfolio Manager
Kent S. Engel                               --                             --
Vice Chairman
Keith J. Gardner                            --                             --
Portfolio Manager
Scott F. Grannis                            --                             --
Director & Economist
Ilene S. Harker                             --                             --
Director of Admin & Controls
James W. Hirschmann III                     --                             --
Director of Marketing
Randolph L. Kohn                            --                             --
Director of Client Services
S. Kenneth Leech                            --                             --
Director & CIO
W. Curtis Livingston                        --                             --
Director & CEO
Raymond A. Mason               Legg Mason, Inc.               Chairman, President & CEO
Non-Employee Director
                               Legg Mason Wood Walker, Inc.   Chairman, President & CEO
Ronald D. Mass                              --                             --
Portfolio Manager
Edward A. Moody                             --                             --
Director & Sr. Portfolio
  Manager
James V. Nelson                             --                             --
Director of Invest. Research
Elisabeth N. Spector           Legg Mason, Inc.               Senior Vice President
Non-Employee Director
                               Legg Mason Wood Walker, Inc.   Senior Vice President
Edward A. Taber III            Legg Mason, Inc.               Sr. Exec VP & Investment
Non-Employee Director                                           Management
                               Legg Mason Wood Walker, Inc.   Director & Sr. Executive Vice
                                                                President
Jeffrey D. Van Schaick                      --                             --
Director & Sr. Research
  Analyst
Stephen A. Walsh                            --                             --
Director of Portfolio
  Management

WORLD ASSET MANAGEMENT, LLC

    World Asset Management, LLC ("World") is a Sub-Adviser to the Fund's SEI VP S&P 500 Index Fund. The principal business address of World is 255 Brown Street, Suite 250, Birmingham, Michigan 48009-6208. World is an investment adviser registered under the Advisers Act.

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
Steven Arthur Albrech Vice
  President, COO
Terry Harley Gardner
  Vice President, CFO
Tom Bruce Johnson
  CIO
Robert Joseph Kay Director of
  Client Services
Theodore Duncan Miller Sr.
  Portfolio Manger
Lee Paul Munder
  CEO
James Christopher Robinson
  Portfolio Manager
Lisa Ann Rosen
  General Counsel
Robert Joseph Samrah
  Portfolio Manager
Kenneth Arthur Schluchter, III
  Portfolio Manager

ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
SEI Institutional International Trust                     August 30, 1988
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
Boston 1784 Funds-Registered Trademark-                   June 1, 1993
The PBHG Funds, Inc.                                      July 16, 1993
Morgan Grenfell Investment Trust                          January 3, 1994
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
STI Classic Variable Trust                                August 18, 1995

ARK Funds                                                 November 1, 1995
Huntington Funds                                          January 11, 1996
SEI Asset Allocation Trust                                April 1, 1996
TIP Funds                                                 April 28, 1996
First American Strategy Funds, Inc.                       October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
PBHG Insurance Series Fund, Inc.                          April 1, 1997
The Expedition Funds                                      June 9, 1997
Alpha Select                                              January 1, 1998
Oak Associates Funds                                      February 27, 1998
The Nevis Funds, Inc.                                     June 29, 1998
The Parkstone Group of Funds                              September 14, 1998
CNI Charter Funds                                         April 1, 1999
The Parkstone Advantage Fund                              May 1, 1999
Amerindo Funds, Inc.                                      July 13, 1999
Huntington VA Fund                                        October 15, 1999
Friends Ivory Funds                                       December 16, 1999

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
------------------------  --------------------------------------------  ---------------------
Alfred P. West, Jr.       Director, Chairman of the Board of Directors           --
Carmen V. Romeo           Director                                               --
Mark J. Held              President & Chief Operating Officer                    --
Gilbert L. Beebower       Executive Vice President                               --
Richard B. Lieb           Director, Executive Vice President                     --
Dennis J. McGonigle       Executive Vice President                               --
Robert M. Silvestri       Chief Financial Officer & Treasurer                    --
Leo J. Dolan, Jr.         Senior Vice President                                  --
Carl A. Guarino           Senior Vice President                                  --
Larry Hutchison           Senior Vice President                                  --
Jack May                  Senior Vice President                                  --
Hartland J. McKeown       Senior Vice President                                  --
Barbara J. Moore          Senior Vice President                                  --
Kevin P. Robins           Senior Vice President & General Counsel       Vice President &
                                                                          Assistant Secretary
Patrick K. Walsh          Senior Vice President                                  --
Robert Aller              Vice President                                         --
Gordon W. Carpenter       Vice President                                         --
Timothy D. Barto          Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
Todd Cipperman            Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
S. Courtney E. Collier    Vice President & Assistant Secretary                   --
Robert Crudup             Vice President & Managing Director                     --
Barbara Doyne             Vice President                                         --
Jeff Drennen              Vice President                                         --
Vic Galef                 Vice President & Managing Director                     --

                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
------------------------  --------------------------------------------  ---------------------
Lydia A. Gavalis          Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
Greg Gettinger            Vice President & Assistant Secretary                   --
Kathy Heilig              Vice President                                         --
Jeff Jacobs               Vice President                                         --
Samuel King               Vice President                                         --
Kim Kirk                  Vice President & Managing Director                     --
John Krzeminski           Vice President & Managing Director                     --
Carolyn McLaurin          Vice President & Managing Director                     --
Christine M. McCullough   Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
W. Kelso Morrill          Vice President                                         --
Mark Nagle                Vice President                                Controller & Chief
                                                                          Financial Officer
Joanne Nelson             Vice President                                         --
Cynthia M. Parrish        Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
Kim Rainey                Vice President                                         --
Rob Redican               Vice President                                         --
Maria Rinehart            Vice President                                         --
Mark Samuels              Vice President & Managing Director                     --
Steve Smith               Vice President                                         --
Daniel Spaventa           Vice President                                         --
James R. Foggo            Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
Lynda J. Striegel         Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
Lori L. White             Vice President & Assistant Secretary                   --
Wayne M. Withrow          Vice President & Managing Director                     --

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

           First Union National Bank
           Broad & Chestnut Streets
           P.O. Box 7618
           Philadelphia, Pennsylvania 19101

        (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
    (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Fund Management
           Oaks, Pennsylvania 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Advisers:

           SEI Investments Management Corporation
           Oaks, Pennsylvania 19456

           Acadian Asset Management
           Two International Place
           Boston, Massachusetts 02110

           Alliance Capital Management L.P.
           1345 Avenue of the Americas
           New York, New York 10105

           Artisan Partners Limited Partnership
           1000 N. Water Street
           Milwaukee, Wisconsin 53202

           BlackRock Financial Management, Inc.
           345 Park Avenue
           30th Floor
           New York, New York 10154

           BlackRock International, Ltd.
           7 Castle Street
           Edinburgh, EH23AM
           Scotland, U.K.

           Capital Guardian Trust Company
           630 5th Avenue, 36th Floor
           New York, New York 10111

           Coronation Asset Management (Proprietary) Limited
           Boundary Terraces
           1 Mariendahl Lane
           Newlands, South Africa 7700

           Credit Suisse Asset Management LLC/Americas
           One Citicorp Center
           153 East 53rd Street
           New York, New York 10022

           Credit Suisse Asset Management Limited
           Beaufort House
           15 St. Botolph Street
           London, England EC3A 7JJ

           Firstar Investment Research & Management Company, LLC
           777 East Wisconsin Avenue
           Suite 800
           Milwaukee, Wisconsin 53202

           LSV Asset Management, L.P.
           200 W. Madison Ave.
           Chicago, Illinois 60606

           Mellon Bond Associates, LLP
           Mellon Bank Center
           1735 Market Street
           Room 610
           Philadelphia, PA 19101

           Mellon Equity Associates, LLP
           500 Grant Street
           Suite 4200
           Pittsburgh, PA 15258

           Morgan Stanley Dean Witter Investment Management Inc.
           1221 Avenue of the Americas
           New York, New York 10020

           Nicholas-Applegate Capital Management
           600 West Broadway, 29th Floor
           San Diego, California 92101

           Nomura Corporate
           Research and Asset Management
           2 World Financial Center
           Building B, 25th Floor
           New York, New York 10281-1198

           Oechsle International Advisors, LLC
           One International Place
           23rd Floor
           Boston, Massachusetts 02110

           Provident Investment Counsel, Inc.
           300 North Lake Avenue
           Penthouse
           Pasadena, CA 91101

           RS Investment Management, L.P.
           388 Market Street
           Suite 200
           San Francisco, California 94104

           SEI Investments Management Corporation
           One Freedom Valley Drive
           Oaks, PA 19456

           Salomon Brothers Asset Management Inc
           7 World Trade Center, Floor 38
           New York, New York 10048

           Sanford C. Bernstein & Co., Inc.
           767 Fifth Avenue
           New York, NY 10153-0185

           Sawgrass Asset Management, LLC
           4337 Pablo Oaks Court, Building 200
           Jacksonville, FL 3224

           SG Pacific Asset Management, Inc.
           /SGY Asset Management (Singapore) Ltd.
           /SG Yamaichi Asset Management Co., Ltd.,
           30 Wall Street, 8th Floor
           New York, New York 10005

           Strategic Fixed Income, LLC
           1001 Nineteenth Street North
           Suite 1720
           Arlington, VA 22209

           TCW Funds Management, Inc.
           865 S. Figueroa Street
           Los Angeles, California 90017

           Wellington Management Company, LLP
           75 State Street
           Boston, MA 02109

           Western Asset Management Company
           117 East Colorado Boulevard
           Pasadena, CA 91105

           World Asset Management, LLC
           255 Brown Street, Suite 250
           Birmingham, MI 48009-6208

ITEM 29.  MANAGEMENT SERVICES:

    None

ITEM 30.  UNDERTAKINGS:

    None

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 1 to this Registration Statement No. 333-70113 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of February, 2000.

                                                       SEI INSURANCE PRODUCTS TRUST

                                                       By:            /s/ EDWARD D. LOUGHLIN
                                                             ---------------------------------------
                                                                        Edward D. Loughlin
                                                               PRESIDENT & CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

                            *
     -------------------------------------------       Trustee                       February 28, 2000
                  William M. Doran

                            *
     -------------------------------------------       Trustee                       February 28, 2000
                  F. Wendell Gooch

                            *
     -------------------------------------------       Trustee                       February 28, 2000
               George J. Sullivan, Jr.

                            *
     -------------------------------------------       Trustee                       February 28, 2000
                   James M. Storey

                            *
     -------------------------------------------       Trustee                       February 28, 2000
                  Robert A. Nesher

               /s/ EDWARD D. LOUGHLIN
     -------------------------------------------       President & Chief             February 28, 2000
                 Edward D. Loughlin                      Executive Officer

                  /s/ MARK E. NAGLE
     -------------------------------------------       Controller & Chief            February 28, 2000
                    Mark E. Nagle                        Financial Officer

*By:                 /s/ EDWARD D. LOUGHLIN
             --------------------------------------
                       Edward D. Loughlin
                        ATTORNEY-IN-FACT

                                 EXHIBIT INDEX

                             NAME                                EXHIBIT
 ------------------------------------------------------------  ------------
 Agreement and Declaration of Trust of the Registrant, dated   Ex-99.a
   December 14, 1998, is incorporated by reference to
   Exhibit (a) of Registrant's Registration Statement, filed
   December 31, 1998.

 By-Laws of the Registrant, is incorporated by reference to    Ex-99.b
   Exhibit (b) of Registrant's Registration Statement, filed
   December 31, 1998.

 Not Applicable.                                               Ex-99.(c)

 Investment Advisory Agreement between the Registrant and SEI  Ex-99.(d)(1)
   Investments Management Corporation ("SIMC") is incorporated by reference to exhibit (d)(1) of Pre-Effective Amendment No. 1 to Registrant's Registration
   Statement on Form N-1A (File No. 333-70013) filed with the
   SEC on October 12, 1999.

 Form of Investment Sub-Advisory Agreements between SIMC and   Ex-99.(d)(2)
   [Sub-Advisor] is incorporated by reference to exhibit
   (d)(2) of Pre-Effective Amendment No. 1 to Registrant's
   Registration Statement on Form N-1A (File No. 333-70013)
   filed with the SEC on October 12, 1999.

 Distribution Agreement between the Registrant and SEI         Ex-99.(e)
   Investments Distribution Co. is incorporated by reference
   to exhibit (e) of Pre-Effective Amendment No. 1 to
   Registrant's Registration Statement on Form N-1A (File No.
   333-70013) filed with the SEC on October 12, 1999.

 Not Applicable.                                               Ex-99.(f)

 Form of Custodian Agreement between the Registrant and First  Ex-99.(g)(1)
   Union National Bank is incorporated by reference to exhibit (g)(1) of Pre-Effective Amendment No. 1 to
   Registrant's Registration Statement on Form N-1A (File No.
   333-70013) filed with the SEC on October 12, 1999.

 Custodian Agreement between the Registrant and State Street   Ex-99.(g)(2)
   Bank and Trust Company to be filed by later amendment.

 Administration Agreement between the Registrant and SEI       Ex-99.(h)(1)
   Investments Fund Management is incorporated by reference
   to exhibit (h)(1) of Pre-Effective Amendment No. 1 to
   Registrant's Registration Statement on Form N-1A (File No.
   333-70013) filed with the SEC on October 12, 1999.

 Opinion and Consent of counsel, Morgan, Lewis &               Ex-99.(i)
   Bockius LLP, to be filed by later amendment.

 Opinion and Consent of Independent Public Accountants, to be Ex-99.(j) filed by later amendment.

 Not Applicable.                                               Ex-99.(k)

 Not Applicable.                                               Ex-99.(n)

 Code of Ethics to be filed by later amendment.                Ex-99.(p)

 Powers of Attorney for Robert A. Nesher, William M. Doran,    Ex-99.q
   Mark E. Nagle, George J. Sullivan, Jr., James M. Storey
   and Edward D. Loughlin are filed herewith.